UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

230 Congress Street, Floor 5

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

230 Congress Street, Floor 5

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
Common Stocks Held Long - 90.3%
Aerospace & Defense - 0.5%
TransDigm Group, Inc.(a)	37	$5,658

Airlines - 0.9%
Delta Air Lines, Inc.*	336	5,547
US Airways Group, Inc.(a)*	328	5,566
		11,113
Beverages - 0.4%
Constellation Brands, Inc., Class A(a)*	117	5,574

Biotechnology - 4.1%
Arena Pharmaceuticals, Inc.(a)*	677	5,558
Ariad Pharmaceuticals, Inc.(a)*	306	5,536
BioMarin Pharmaceutical, Inc.(a)*	89	5,541
Gilead Sciences, Inc.*	113	5,529
Medivation, Inc.(a)*	119	5,566
Onyx Pharmaceuticals, Inc.(a)*	62	5,509
Pharmacyclics, Inc.(a)*	69	5,548
Regeneron Pharmaceuticals, Inc.(a)*	32	5,645
Seattle Genetics, Inc.(a)*	157	5,575
		50,007
Building Products - 2.3%
A.O. Smith Corp.(a)	76	5,591
Fortune Brands Home & Security, Inc.(a)*	149	5,577
Lennox International, Inc.(a)	88	5,587
Masco Corp.(a)	275	5,569
USG Corp.(a)*	210	5,553
		27,877
Capital Markets - 3.2%
Affiliated Managers Group, Inc.(a)*	36	5,529
Eaton Vance Corp.(a)	133	5,563
Federated Investors, Inc., Class B(a)	235	5,562
Goldman Sachs Group, Inc./The(a)	38	5,592
SEI Investments Co.(a)	193	5,568
State Street Corp.(a)	94	5,555
Waddell & Reed Financial, Inc., Class A(a)	127	5,560
		38,929
Chemicals - 5.0%
Axiall Corp.	89	5,532
Chemtura Corp.(a)*	258	5,575
Cytec Industries, Inc.(a)	75	5,556
Eastman Chemical Co.(a)	80	5,590
LyondellBasell Industries N.V., Class A(a)	88	5,570
NewMarket Corp.(a)	21	5,468
PolyOne Corp.(a)	227	5,541
PPG Industries, Inc.(a)	42	5,625
Sherwin-Williams Co./The(a)	33	5,573
Valspar Corp.(a)	90	5,603
Westlake Chemical Corp.	60	5,610
		61,243
Commercial Banks - 1.8%
M&T Bank Corp.(a)	54	5,571
Popular, Inc.(a)*	201	5,549
Regions Financial Corp.(a)	683	5,594
Texas Capital Bancshares, Inc.(a)*	137	5,542
		22,256
Commercial Services & Supplies - 0.9%
Copart, Inc.*	163	5,588
Deluxe Corp.(a)	134	5,547
		11,135
Communications Equipment - 0.4%
Motorola Solutions, Inc.	87	5,571

Computers & Peripherals - 1.4%
3D Systems Corp.(a)*	174	5,610
NCR Corp.(a)*	203	5,595
Seagate Technology plc(a)	153	5,593
		16,798
Construction & Engineering - 0.9%
EMCOR Group, Inc.	131	5,553
Quanta Services, Inc.*	196	5,602
		11,155
Construction Materials - 0.5%
Eagle Materials, Inc.(a)	84	5,597

Consumer Finance - 0.4%
Discover Financial Services(a)	124	5,560

Containers & Packaging - 0.9%
MeadWestvaco Corp.	153	5,554
Packaging Corp. of America(a)	124	5,564
		11,118
Distributors - 0.5%
LKQ Corp.(a)*	259	5,636

Diversified Consumer Services - 0.5%
H&R Block, Inc.	190	5,590

Diversified Financial Services - 0.9%
Bank of America Corp.(a)	457	5,566
Citigroup, Inc.(a)	125	5,530
		11,096
Electric Utilities - 1.3%
American Electric Power Co., Inc.	114	5,544
NextEra Energy, Inc.(a)	72	5,593
NV Energy, Inc.(a)	277	5,548
		16,685
Electrical Equipment - 0.5%
Roper Industries, Inc.	44	5,602

Electronic Equipment, Instruments & Components - 0.4%
FEI Co.	86	5,551

Energy Equipment & Services - 1.8%
Bristow Group, Inc.	84	5,539
Diamond Offshore Drilling, Inc.(a)	79	5,495
Helix Energy Solutions Group, Inc.(a)*	241	5,514
Oceaneering International, Inc.(a)	84	5,579
		22,127
Food Products - 1.4%
Flowers Foods, Inc.	169	5,567
H.J. Heinz Co.	77	5,565
Hain Celestial Group, Inc./The(a)*	91	5,558
		16,690
Gas Utilities - 0.9%
Questar Corp.(a)	229	5,572

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
UGI Corp.(a)	145	$5,566
		11,138
Health Care Equipment & Supplies - 0.9%
ResMed, Inc.(a)	121	5,609
Sirona Dental Systems, Inc.(a)*	75	5,530
		11,139
Health Care Providers & Services - 2.7%
Brookdale Senior Living, Inc.(a)*	200	5,576
Community Health Systems, Inc.(a)	116	5,497
Coventry Health Care, Inc.(a)	118	5,550
DaVita HealthCare Partners, Inc.(a)*	47	5,574
HCA Holdings, Inc.(a)	137	5,566
Tenet Healthcare Corp.(a)*	117	5,567
		33,330
Health Care Technology - 0.4%
athenahealth, Inc.(a)*	57	5,531

Hotels, Restaurants & Leisure - 1.3%
Domino's Pizza, Inc.	108	5,556
Six Flags Entertainment Corp.(a)	77	5,581
Wyndham Worldwide Corp.(a)	86	5,545
		16,682
Household Durables - 4.1%
D.R. Horton, Inc.(a)	231	5,613
Jarden Corp.*	130	5,570
Lennar Corp., Class A(a)	135	5,600
MDC Holdings, Inc.(a)	152	5,571
Mohawk Industries, Inc.(a)*	49	5,543
NVR, Inc.*	5	5,401
PulteGroup, Inc.(a)*	276	5,586
Toll Brothers, Inc.(a)*	163	5,581
Whirlpool Corp.(a)	47	5,568
		50,033
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.(a)	211	5,589

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.(a)	82	5,559

Insurance - 4.1%
Allstate Corp./The(a)	114	5,594
American International Group, Inc.(a)*	143	5,551
Cincinnati Financial Corp.(a)	118	5,568
CNO Financial Group, Inc.(a)	485	5,553
Everest Re Group Ltd.	43	5,584
Fidelity National Financial, Inc., Class A(a)	221	5,576
First American Financial Corp.(a)	217	5,549
PartnerRe Ltd.	60	5,587
XL Group plc	184	5,575
		50,137
Internet & Catalog Retail - 1.8%
Expedia, Inc.(a)	93	5,581
HSN, Inc.(a)	101	5,541
Netflix, Inc.(a)*	29	5,493
TripAdvisor, Inc.(a)*	106	5,567
		22,182
Internet Software & Services - 3.2%
AOL, Inc.(a)*	145	5,581
CoStar Group, Inc.(a)*	51	5,582
eBay, Inc.(a)*	103	5,585
Equinix, Inc.(a)*	26	5,624
GOOGLE, Inc., Class A*	7	5,558
LinkedIn Corp., Class A(a)*	32	5,634
Yahoo!, Inc.*	237	5,577
		39,141
IT Services - 3.6%
Alliance Data Systems Corp.(a)*	35	5,666
Computer Sciences Corp.(a)	113	5,563
CoreLogic, Inc.(a)*	215	5,560
DST Systems, Inc.	78	5,559
FleetCor Technologies, Inc.(a)*	73	5,597
Jack Henry & Associates, Inc.	121	5,591
MAXIMUS, Inc.	70	5,598
Visa, Inc., Class A(a)	33	5,605
		44,739
Leisure Equipment & Products - 0.4%
Brunswick Corp.(a)	163	5,578

Life Sciences Tools & Services - 0.4%
PAREXEL International Corp.(a)*	140	5,531

Machinery - 3.6%
Flowserve Corp.(a)	33	5,534
Ingersoll-Rand plc(a)	101	5,556
Middleby Corp.*	36	5,477
Oshkosh Corp.(a)*	131	5,566
Pentair Ltd.(a)	106	5,592
Toro Co./The(a)	121	5,571
Valmont Industries, Inc.(a)	35	5,505
Wabtec Corp.	55	5,616
		44,417
Media - 3.2%
Comcast Corp., Class A(a)	133	5,587
Discovery Communications, Inc., Class A(a)*	71	5,590
Gannett Co., Inc.(a)	255	5,577
Lamar Advertising Co., Class A(a)*	114	5,542
Madison Square Garden Co./The, Class A(a)*	96	5,530
Sirius XM Radio, Inc.	1,814	5,587
Starz - Liberty Capital(a)*	252	5,582
		38,995
Multiline Retail - 0.4%
Dillard's, Inc., Class A(a)	71	5,577

Multi-Utilities - 1.4%
CMS Energy Corp.(a)	200	5,588
DTE Energy Co.(a)	82	5,604
Sempra Energy(a)	70	5,596
		16,788
Oil, Gas & Consumable Fuels - 5.4%
Cabot Oil & Gas Corp.(a)	82	5,544
Cheniere Energy, Inc.(a)*	199	5,572
EQT Corp.(a)	82	5,556
HollyFrontier Corp.(a)	108	5,557
Kinder Morgan, Inc.	144	5,570
Marathon Petroleum Corp.(a)	62	5,555
McMoRan Exploration Co.(a)*	340	5,559
SemGroup Corp., Class A*	107	5,534
Tesoro Corp.(a)	95	5,562

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
Valero Energy Corp.(a)	122	$5,550
Western Refining, Inc.	157	5,559
Williams Cos., Inc./The(a)	148	5,544
		66,662
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.(a)*	258	5,573

Professional Services - 0.5%	97	5,586
Equifax, Inc.(a)

Real Estate Investment Trusts (REITs) - 6.8%
Brandywine Realty Trust(a)	375	5,569
CBL & Associates Properties, Inc.(a)	236	5,570
Corrections Corp. of America(a)	143	5,587
Extra Space Storage, Inc.(a)	141	5,537
Geo Group, Inc./The	149	5,605
Healthcare Realty Trust, Inc.(a)	196	5,564
Invesco Mortgage Capital, Inc.(a)	260	5,561
Lexington Realty Trust(a)	475	5,605
Medical Properties Trust, Inc.	348	5,582
Omega Healthcare Investors, Inc.(a)	183	5,556
Ryman Hospitality Properties(a)	121	5,536
Silver Bay Realty Trust Corp.	21	440
Sovran Self Storage, Inc.(a)	86	5,546
Starwood Property Trust, Inc.(a)	200	5,552
Two Harbors Investment Corp.	442	5,574
Weyerhaeuser Co.(a)	178	5,586
		83,970
Road & Rail - 1.8%
Avis Budget Group, Inc.(a)*	201	5,594
Genesee & Wyoming, Inc., Class A*	60	5,586
J.B. Hunt Transport Services, Inc.	75	5,586
Kansas City Southern	50	5,545
		22,311
Semiconductors & Semiconductor Equipment - 0.4%
Cree, Inc.(a)*	102	5,580

Software - 3.6%
Aspen Technology, Inc.(a)*	172	5,554
CommVault Systems, Inc.(a)*	68	5,575
Compuware Corp.(a)*	446	5,575
Concur Technologies, Inc.(a)*	81	5,561
NetSuite, Inc.(a)*	69	5,524
SolarWinds, Inc.(a)*	94	5,555
Symantec Corp.*	225	5,553
Ultimate Software Group, Inc.(a)*	54	5,625
		44,522
Specialty Retail - 3.2%
American Eagle Outfitters, Inc.(a)	297	5,554
Cabela's, Inc.(a)*	92	5,592
Gap, Inc./The(a)	157	5,558
Home Depot, Inc./The(a)	80	5,582
Lowe's Cos., Inc.(a)	146	5,536
Pier 1 Imports, Inc.(a)	241	5,543
Urban Outfitters, Inc.(a)*	144	5,579
		38,944
Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.(a)*	97	5,555
Fifth & Pacific Cos., Inc.*	293	5,532
Michael Kors Holdings Ltd.(a)*	98	5,565
PVH Corp.(a)	52	5,554
		22,206
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp.(a)*	147	5,574

Water Utilities - 0.5%
Aqua America, Inc.(a)	178	5,596

Wireless Telecommunication Services - 1.3%
Crown Castle International Corp.(a)*	79	5,502
SBA Communications Corp., Class A(a)*	77	5,545
Sprint Nextel Corp.(a)*	897	5,570
		16,617
Total Common Stocks Held Long
(Cost $944,646)		1,113,795

Securities Sold Short - (90.2%)
Aerospace & Defense - (1.4%)
General Dynamics Corp.	(79)	(5,570)
Rockwell Collins, Inc.	(88)	(5,555)
Spirit Aerosystems Holdings, Inc., Class A*	(294)	(5,583)
		(16,708)
Air Freight & Logistics - (0.9%)
C.H. Robinson Worldwide, Inc.	(94)	(5,589)
Expeditors International of Washington, Inc.	(156)	(5,571)
		(11,160)
Auto Components - (2.3%)
BorgWarner, Inc.*	(72)	(5,568)
Gentex Corp.	(277)	(5,543)
Goodyear Tire & Rubber Co./The*	(442)	(5,574)
Johnson Controls, Inc.	(158)	(5,541)
Tenneco, Inc.*	(142)	(5,582)
		(27,808)
Beverages - (0.9%)
Molson Coors Brewing Co., Class B	(114)	(5,578)
Monster Beverage Corp.*	(117)	(5,586)
		(11,164)
Biotechnology - (0.9%)
Cepheid, Inc.*	(144)	(5,525)
Cubist Pharmaceuticals, Inc.*	(119)	(5,572)
		(11,097)
Capital Markets - (0.9%)
Legg Mason, Inc.	(173)	(5,562)
Stifel Financial Corp.*	(159)	(5,512)
		(11,074)
Chemicals - (0.5%)
Scotts Miracle-Gro Co./The, Class A	(129)	(5,578)

Commercial Banks - (3.6%)
Bank of Hawaii Corp.	(109)	(5,538)
CIT Group, Inc.*	(129)	(5,609)
Commerce Bancshares, Inc./MO	(136)	(5,553)
Cullen/Frost Bankers, Inc.	(89)	(5,565)
First Niagara Financial Group, Inc.	(628)	(5,564)
Hancock Holding Co.	(179)	(5,535)
PNC Financial Services Group, Inc.	(84)	(5,586)
Webster Financial Corp.	(229)	(5,556)
		(44,506)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
Commercial Services & Supplies - (0.4%)
Clean Harbors, Inc.*	(95)	$(5,519)

Communications Equipment - (1.3%)
F5 Networks, Inc.*	(62)	(5,523)
Polycom, Inc.*	(502)	(5,562)
Riverbed Technology, Inc.*	(373)	(5,562)
		(16,647)
Computers & Peripherals - (1.4%)
Dell, Inc.	(390)	(5,589)
Hewlett-Packard Co.	(234)	(5,578)
NetApp, Inc.*	(163)	(5,568)
		(16,735)
Construction & Engineering - (2.2%)
Fluor Corp.	(84)	(5,572)
Foster Wheeler AG*	(243)	(5,552)
Jacobs Engineering Group, Inc.*	(99)	(5,568)
KBR, Inc.	(171)	(5,486)
URS Corp.	(117)	(5,547)
		(27,725)
Consumer Finance - (0.4%)
Capital One Financial Corp.	(101)	(5,550)

Containers & Packaging - (1.4%)
AptarGroup, Inc.	(97)	(5,563)
Owens-Illinois, Inc.*	(209)	(5,570)
Sonoco Products Co.	(159)	(5,563)
		(16,696)
Diversified Consumer Services - (0.9%)
Apollo Group, Inc., Class A*	(319)	(5,547)
Sotheby's	(149)	(5,574)
		(11,121)
Diversified Financial Services - (0.4%)
MSCI, Inc.*	(164)	(5,564)

Diversified Telecommunication Services - (0.9%)
CenturyLink, Inc.	(159)	(5,586)
Level 3 Communications, Inc.*	(274)	(5,559)
		(11,145)
Electric Utilities - (1.8%)
Entergy Corp.	(88)	(5,565)
Exelon Corp.	(161)	(5,551)
FirstEnergy Corp.	(132)	(5,571)
Pepco Holdings, Inc.	(260)	(5,564)
		(22,251)
Electrical Equipment - (0.4%)
Babcock & Wilcox Co./The	(196)	(5,568)

Electronic Equipment, Instruments & Components - (1.8%)
Arrow Electronics, Inc.*	(138)	(5,606)
Avnet, Inc.*	(154)	(5,575)
FLIR Systems, Inc.	(214)	(5,566)
Jabil Circuit, Inc.	(301)	(5,562)
		(22,309)
Energy Equipment & Services - (2.7%)
Baker Hughes, Inc.	(119)	(5,523)
Lufkin Industries, Inc.	(84)	(5,577)
Nabors Industries Ltd.	(341)	(5,531)
National Oilwell Varco, Inc.	(78)	(5,518)
Superior Energy Services, Inc.*	(214)	(5,558)
Weatherford International Ltd.*	(454)	(5,511)
		(33,218)
Food & Staples Retailing - (0.4%)
Casey's General Stores, Inc.	(95)	(5,538)

Food Products - (1.8%)
Archer-Daniels-Midland Co.	(165)	(5,565)
Mead Johnson Nutrition Co.	(72)	(5,576)
Smithfield Foods, Inc.*	(210)	(5,561)
TreeHouse Foods, Inc.*	(86)	(5,603)
		(22,305)
Gas Utilities - (0.9%)
AGL Resources, Inc.	(133)	(5,579)
WGL Holdings, Inc.	(126)	(5,557)
		(11,136)
Health Care Equipment & Supplies - (1.3%)
Alere, Inc.*	(218)	(5,566)
Hill-Rom Holdings, Inc.	(158)	(5,565)
St Jude Medical, Inc.	(137)	(5,540)
		(16,671)
Health Care Providers & Services - (4.1%)
Centene Corp.*	(126)	(5,549)
Health Net, Inc.*	(195)	(5,581)
Humana, Inc.	(81)	(5,598)
Laboratory Corp. of America Holdings*	(62)	(5,592)
Owens & Minor, Inc.	(171)	(5,568)
Quest Diagnostics, Inc.	(99)	(5,589)
VCA Antech, Inc.*	(238)	(5,591)
WellCare Health Plans, Inc.*	(96)	(5,564)
WellPoint, Inc.	(84)	(5,563)
		(50,195)
Health Care Technology - (0.9%)
Allscripts Healthcare Solutions, Inc.*	(408)	(5,545)
HMS Holdings Corp.*	(202)	(5,484)
		(11,029)
Hotels, Restaurants & Leisure - (3.6%)
Chipotle Mexican Grill, Inc.*	(17)	(5,540)
Darden Restaurants, Inc.	(107)	(5,530)
International Game Technology	(338)	(5,577)
Life Time Fitness, Inc.*	(129)	(5,519)
McDonald's Corp.	(56)	(5,583)
MGM Resorts International*	(423)	(5,562)
Wynn Resorts Ltd.	(44)	(5,507)
Yum! Brands, Inc.	(77)	(5,539)
		(44,357)
Household Durables - (0.9%)
Harman International Industries, Inc.	(125)	(5,579)
Tempur-Pedic International, Inc.*	(112)	(5,558)
		(11,137)
Independent Power Producers & Energy Traders - (0.4%)
AES Corp./The	(441)	(5,543)

Insurance - (4.5%)
Assurant, Inc.	(124)	(5,581)
Assured Guaranty Ltd.	(271)	(5,586)
Genworth Financial, Inc., Class A*	(559)	(5,590)
Loews Corp.	(126)	(5,553)
Mercury General Corp.	(147)	(5,576)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
MetLife, Inc.	(146)	$(5,551)
Prudential Financial, Inc.	(94)	(5,545)
Reinsurance Group of America, Inc.	(93)	(5,549)
Unum Group	(197)	(5,565)
Willis Group Holdings plc	(141)	(5,568)
		(55,664)
IT Services - (1.8%)
Broadridge Financial Solutions, Inc.	(225)	(5,589)
Global Payments, Inc.	(112)	(5,562)
VeriFone Systems, Inc.*	(269)	(5,563)
Western Union Co./The	(371)	(5,580)
		(22,294)
Life Sciences Tools & Services - (0.9%)
Agilent Technologies, Inc.	(133)	(5,582)
Illumina, Inc.*	(102)	(5,508)
		(11,090)
Machinery - (4.1%)
AGCO Corp.	(106)	(5,525)
Caterpillar, Inc.	(64)	(5,566)
CLARCOR, Inc.	(106)	(5,552)
Cummins, Inc.	(48)	(5,559)
Donaldson Co., Inc.	(154)	(5,573)
Gardner Denver, Inc.	(74)	(5,558)
Joy Global, Inc.	(93)	(5,535)
Kennametal, Inc.	(143)	(5,583)
Woodward, Inc.	(139)	(5,527)
		(49,978)
Media - (0.9%)
Cablevision Systems Corp., Class A	(375)	(5,610)
Live Nation Entertainment, Inc.*	(449)	(5,554)
		(11,164)
Metals & Mining - (2.3%)
Alcoa, Inc.	(653)	(5,564)
Allegheny Technologies, Inc.	(176)	(5,581)
Freeport-McMoRan Copper & Gold, Inc.	(167)	(5,528)
Newmont Mining Corp.	(133)	(5,571)
Walter Energy, Inc.	(195)	(5,557)
		(27,801)
Multiline Retail - (1.4%)
Big Lots, Inc.*	(158)	(5,573)
Dollar Tree, Inc.*	(115)	(5,569)
Kohl's Corp.	(120)	(5,536)
		(16,678)
Multi-Utilities - (0.9%)
Consolidated Edison, Inc.	(91)	(5,554)
TECO Energy, Inc.	(313)	(5,577)
		(11,131)
Oil, Gas & Consumable Fuels - (6.8%)
Alpha Natural Resources, Inc.*	(677)	(5,558)
Apache Corp.	(72)	(5,556)
Chesapeake Energy Corp.	(272)	(5,552)
Cobalt International Energy, Inc.*	(197)	(5,555)
Concho Resources, Inc.*	(57)	(5,553)
CONSOL Energy, Inc.	(165)	(5,552)
Devon Energy Corp.	(98)	(5,529)
Newfield Exploration Co.*	(248)	(5,560)
Occidental Petroleum Corp.	(71)	(5,564)
Peabody Energy Corp.	(263)	(5,562)
SM Energy Co.	(94)	(5,567)
Spectra Energy Corp.	(181)	(5,566)
Whiting Petroleum Corp.*	(109)	(5,542)
World Fuel Services Corp.	(140)	(5,561)
WPX Energy, Inc.*	(348)	(5,575)
		(83,352)
Paper & Forest Products - (0.5%)
Domtar Corp.	(72)	(5,589)

Personal Products - (0.9%)
Avon Products, Inc.	(269)	(5,577)
Nu Skin Enterprises, Inc., Class A	(126)	(5,569)
		(11,146)
Pharmaceuticals - (1.4%)
Endo Health Solutions, Inc.*	(180)	(5,537)
Hospira, Inc.*	(170)	(5,581)
Salix Pharmaceuticals Ltd.*	(109)	(5,578)
		(16,696)
Professional Services - (0.9%)
Dun & Bradstreet Corp./The	(67)	(5,604)
Towers Watson & Co., Class A	(80)	(5,546)
		(11,150)
Real Estate Investment Trusts (REITs) - (7.7%)
Alexandria Real Estate Equities, Inc.	(78)	(5,537)
Annaly Capital Management, Inc.	(352)	(5,593)
AvalonBay Communities, Inc.	(44)	(5,574)
Boston Properties, Inc.	(55)	(5,558)
BRE Properties, Inc.	(115)	(5,598)
CommonWealth REIT	(250)	(5,610)
CYS Investments, Inc.	(474)	(5,565)
DiamondRock Hospitality Co.	(596)	(5,549)
Digital Realty Trust, Inc.	(84)	(5,620)
Equity Residential	(101)	(5,561)
Hatteras Financial Corp.	(202)	(5,541)
Host Hotels & Resorts, Inc.	(319)	(5,579)
LaSalle Hotel Properties	(219)	(5,558)
Mack-Cali Realty Corp.	(194)	(5,550)
UDR, Inc.	(231)	(5,588)
Vornado Realty Trust	(67)	(5,604)
Washington Real Estate Investment Trust	(200)	(5,568)
		(94,753)
Road & Rail - (0.9%)
CSX Corp.	(226)	(5,566)
Norfolk Southern Corp.	(72)	(5,550)
		(11,116)
Semiconductors & Semiconductor Equipment - (2.7%)
Altera Corp.	(157)	(5,569)
Atmel Corp.*	(802)	(5,582)
Intel Corp.	(255)	(5,572)
Marvell Technology Group Ltd.	(530)	(5,607)
NVIDIA Corp.	(437)	(5,602)
ON Semiconductor Corp.*	(672)	(5,564)
		(33,496)
Software - (3.2%)
Electronic Arts, Inc.*	(317)	(5,611)
Informatica Corp.*	(161)	(5,550)
Nuance Communications, Inc.*	(276)	(5,570)
QLIK Technologies, Inc.*	(215)	(5,553)
Rovi Corp.*	(261)	(5,588)
TIBCO Software, Inc.*	(274)	(5,540)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
VMware, Inc., Class A*	(70)	$(5,522)
		(38,934)
Specialty Retail - (4.5%)
Aaron's, Inc.	(194)	(5,564)
Abercrombie & Fitch Co., Class A	(121)	(5,590)
Advance Auto Parts, Inc.	(67)	(5,538)
Ascena Retail Group, Inc.*	(299)	(5,546)
Bed Bath & Beyond, Inc.*	(86)	(5,540)
Best Buy Co., Inc.	(250)	(5,538)
Guess?, Inc.	(224)	(5,562)
Rent-A-Center, Inc.	(150)	(5,541)
Staples, Inc.	(416)	(5,587)
Tiffany & Co.	(80)	(5,563)
		(55,569)
Textiles, Apparel & Luxury Goods - (1.4%)
Coach, Inc.	(111)	(5,549)
Fossil, Inc.*	(58)	(5,603)
Ralph Lauren Corp.	(33)	(5,587)
		(16,739)
Thrifts & Mortgage Finance - (0.4%)
People's United Financial, Inc.	(413)	(5,551)

Wireless Telecommunication Services - (0.4%)
MetroPCS Communications, Inc.*	(510)	(5,559)

Total Securities Sold Short
(Proceeds Received $1,091,143)		(1,112,504)
Other assets less liabilities — 99.9%		1,232,289
Net Assets — 100.0%		$1,233,580

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2013, the aggregate amount held in a segregated account was $1,010,608.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$216,624
Aggregate gross unrealized depreciation	(74,620)
Net unrealized appreciation	$142,004
Federal income tax cost of investments	$(140,713)

Total Return Swap Agreements

						Net
						Unrealized
		Expiration				Appreciation/
Notional Amount		Date	Counterparty	Fund Pays	Fund Receives	(Depreciation)
					Dow Jones U.S. Thematic
					Market Neutral
78,043	USD	10/03/2013	Morgan Stanley	0.65%	Momentum Index	$44,426
				Dow Jones U.S.
				Thematic Market Neutral
(100,912	) USD	10/03/2013	Morgan Stanley	Momentum Index	(0.05)%	(22,443)
						$21,983

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
Common Stocks Held Long - 90.3%
Aerospace & Defense - 4.1%
Alliant Techsystems, Inc.(a)	240	$17,383
Esterline Technologies Corp.(a)*	231	17,487
Exelis, Inc.	1,599	17,413
General Dynamics Corp.(a)	246	17,345
Huntington Ingalls Industries, Inc.(a)	327	17,439
L-3 Communications Holdings, Inc.(a)	216	17,479
Northrop Grumman Corp.(a)	249	17,467
Raytheon Co.(a)	297	17,461
Spirit Aerosystems Holdings, Inc., Class A*	921	17,490
		156,964
Air Freight & Logistics - 0.4%
FedEx Corp.(a)	177	17,381

Airlines - 2.3%
Alaska Air Group, Inc.(a)*	273	17,461
Delta Air Lines, Inc.(a)*	1,056	17,435
JetBlue Airways Corp.(a)*	2,520	17,388
Southwest Airlines Co.(a)	1,293	17,430
US Airways Group, Inc.*	1,029	17,462
		87,176
Auto Components - 2.7%
Dana Holding Corp.(a)	975	17,384
Goodyear Tire & Rubber Co./The(a)*	1,389	17,515
Johnson Controls, Inc.(a)	498	17,465
Lear Corp.(a)	318	17,449
Tenneco, Inc.*	447	17,572
TRW Automotive Holdings Corp.*	318	17,490
		104,875
Automobiles - 0.9%
Ford Motor Co.(a)	1,329	17,476
General Motors Co.(a)*	630	17,527
		35,003
Beverages - 0.4%
Molson Coors Brewing Co., Class B.	357	17,468

Biotechnology - 0.5%
United Therapeutics Corp.*	288	17,531

Capital Markets - 0.9%
Goldman Sachs Group, Inc./The(a)	117	17,217
Morgan Stanley(a)	792	17,408
		34,625
Chemicals - 1.4%
Cabot Corp.(a)	510	17,442
CF Industries Holdings, Inc.(a)	93	17,704
Olin Corp.(a)	690	17,402
		52,548
Commercial Banks - 3.2%
Fifth Third Bancorp(a)	1,071	17,468
First Niagara Financial Group, Inc.(a)	1,971	17,463
KeyCorp(a)	1,755	17,480
PNC Financial Services Group, Inc.(a)	264	17,556
Popular, Inc.(a)*	633	17,477
Regions Financial Corp.(a)	2,139	17,519
SunTrust Banks, Inc.	609	17,545
		122,508
Commercial Services & Supplies - 0.9%
R.R. Donnelley & Sons Co.	1,458	17,569
Republic Services, Inc.(a)	531	17,523
		35,092
Communications Equipment - 1.8%
Brocade Communications Systems, Inc.(a)*	3,036	17,518
Cisco Systems, Inc.(a)	834	17,439
Harris Corp.(a)	375	17,377
Polycom, Inc.(a)*	1,575	17,451
		69,785
Computers & Peripherals - 2.3%
Dell, Inc.(a)	1,221	17,497
EMC Corp.(a)*	729	17,416
Hewlett-Packard Co.(a)	732	17,451
Seagate Technology plc	480	17,549
Western Digital Corp.	351	17,648
		87,561
Construction & Engineering - 0.9%
AECOM Technology Corp.(a)*	531	17,417
URS Corp.	369	17,494
		34,911
Consumer Finance - 0.4%
Capital One Financial Corp.(a)	318	17,474

Containers & Packaging - 1.4%
Owens-Illinois, Inc.(a)*	657	17,509
Rock Tenn Co., Class A(a)	189	17,537
Sonoco Products Co.	498	17,425
		52,471
Diversified Consumer Services - 0.9%
Apollo Group, Inc., Class A(a)*	999	17,372
DeVry, Inc.	549	17,431
		34,803
Diversified Financial Services - 0.9%
Citigroup, Inc.(a)	393	17,386
JPMorgan Chase & Co.(a)	366	17,371
		34,757
Diversified Telecommunication Services - 0.5%
Frontier Communications Corp.	4,551	18,113

Electric Utilities - 2.7%
Entergy Corp.(a)	276	17,454
Exelon Corp.(a)	504	17,378
Great Plains Energy, Inc.	753	17,462
NV Energy, Inc.(a)	870	17,426
Portland General Electric Co.(a)	573	17,379
PPL Corp.	558	17,471
		104,570
Electrical Equipment - 0.9%
EnerSys, Inc.(a)*	384	17,503
Regal-Beloit Corp.(a)	213	17,372
		34,875
Electronic Equipment, Instruments & Components - 3.2%
Arrow Electronics, Inc.(a)*	432	17,548
Avnet, Inc.(a)*	486	17,593
Corning, Inc.(a)	1,308	17,436
Itron, Inc.(a)*	375	17,400
Jabil Circuit, Inc.(a)	945	17,463

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
TE Connectivity Ltd.	417	$17,485
Tech Data Corp.*	384	17,514
		122,439
Energy Equipment & Services - 1.8%
Nabors Industries Ltd.(a)	1,068	17,323
Noble Corp.	453	17,282
Superior Energy Services, Inc.*	669	17,374
Unit Corp.*	381	17,354
		69,333
Food & Staples Retailing - 1.8%
CVS Caremark Corp.(a)	318	17,487
Kroger Co./The(a)	525	17,398
Safeway, Inc.	666	17,549
Walgreen Co.	366	17,451
		69,885
Food Products - 2.3%
Archer-Daniels-Midland Co.(a)	519	17,506
Darling International, Inc.(a)*	969	17,403
Ingredion, Inc.(a)	243	17,574
Smithfield Foods, Inc.*	660	17,477
Tyson Foods, Inc., Class A	705	17,498
		87,458
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	498	17,589
Alere, Inc.(a)*	684	17,463
Boston Scientific Corp.(a)*	2,247	17,549
CareFusion Corp.(a)*	501	17,530
St Jude Medical, Inc.	429	17,349
Zimmer Holdings, Inc.	234	17,601
		105,081
Health Care Providers & Services - 5.4%
Aetna, Inc.(a)	342	17,483
Cigna Corp.(a)	279	17,401
Community Health Systems, Inc.(a)	363	17,203
Express Scripts Holding Co.(a)*	303	17,468
Health Management Associates, Inc., Class A(a)*	1,353	17,413
LifePoint Hospitals, Inc.(a)*	360	17,446
Omnicare, Inc.(a)	429	17,469
Quest Diagnostics, Inc.(a)	312	17,612
UnitedHealth Group, Inc.	306	17,506
Universal Health Services, Inc., Class B	273	17,436
VCA Antech, Inc.*	747	17,547
WellPoint, Inc.	264	17,485
		209,469
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.(a)	507	17,390
Royal Caribbean Cruises Ltd.(a)	522	17,341
		34,731
Household Durables - 0.5%
Jarden Corp.(a)*	409	17,504

Household Products - 0.4%
Energizer Holdings, Inc.(a)	174	17,353

Independent Power Producers & Energy Traders - 0.4%
AES Corp./The(a)	1,383	17,384

Industrial Conglomerates - 0.4%
General Electric Co.(a)	753	17,409

Insurance - 8.6%
American International Group, Inc.(a)*	450	17,469
Assurant, Inc.(a)	390	17,554
Assured Guaranty Ltd.(a)	849	17,498
Axis Capital Holdings Ltd.	420	17,480
CNO Financial Group, Inc.(a)	1,521	17,415
Endurance Specialty Holdings Ltd.	369	17,642
Everest Re Group Ltd.(a)	135	17,531
Genworth Financial, Inc., Class A(a)*	1,752	17,520
Hartford Financial Services Group, Inc.(a)	681	17,570
Lincoln National Corp.(a)	537	17,512
MBIA, Inc.*	1,710	17,562
MetLife, Inc.(a)	459	17,451
PartnerRe Ltd.(a)	189	17,598
Principal Financial Group, Inc.(a)	516	17,559
Protective Life Corp.(a)	489	17,506
Prudential Financial, Inc.(a)	297	17,520
Reinsurance Group of America, Inc.(a)	294	17,543
Unum Group	618	17,459
Validus Holdings Ltd.	465	17,377
		332,766
Internet Software & Services - 0.4%
IAC/InterActiveCorp(a)	390	17,425

IT Services - 1.8%
Fidelity National Information Services, Inc.(a)	441	17,473
Lender Processing Services, Inc.(a)	687	17,491
SAIC, Inc.	1,302	17,642
VeriFone Systems, Inc.*	846	17,495
		70,101
Machinery - 0.9%
AGCO Corp.(a)	333	17,356
Timken Co.	309	17,483
		34,839
Media - 0.9%
Gannett Co., Inc.(a)	798	17,452
Meredith Corp.	453	17,332
		34,784
Metals & Mining - 2.7%
Alcoa, Inc.(a)	2,049	17,457
Cliffs Natural Resources, Inc.	918	17,451
Coeur d'Alene Mines Corp.(a)*	927	17,483
Freeport-McMoRan Copper & Gold, Inc.(a)	525	17,378
Reliance Steel & Aluminum Co.(a)	246	17,508
Steel Dynamics, Inc.	1,095	17,378
		104,655
Multiline Retail - 1.8%
Big Lots, Inc.(a)*	495	17,459
Dillard's, Inc., Class A(a)	222	17,438
Kohl's Corp.(a)	378	17,437
Macy's, Inc.(a)	417	17,447
		69,781
Multi - Utilities - 0.9%
Ameren Corp.(a)	498	17,440

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
Public Service Enterprise Group, Inc.(a)	510	$17,513
		34,953
Office Electronics - 0.5%
Xerox Corp.	2,037	17,518

Oil, Gas & Consumable Fuels - 4.5%
Apache Corp.(a)	225	17,361
Chevron Corp.	144	17,110
ConocoPhillips(a)	288	17,309
Hess Corp.(a)	243	17,401
HollyFrontier Corp.(a)	339	17,442
Marathon Oil Corp.(a)	513	17,299
Murphy Oil Corp.(a)	273	17,398
Newfield Exploration Co.(a)*	777	17,420
Tesoro Corp.	297	17,389
Valero Energy Corp.	381	17,332
		173,461
Paper & Forest Products - 0.4%
Domtar Corp.	225	17,465

Personal Products - 0.4%
Nu Skin Enterprises, Inc., Class A(a)	393	17,371

Pharmaceuticals - 0.9%
Endo Health Solutions, Inc.(a)*	567	17,441
Warner Chilcott plc, Class A	1,296	17,561
		35,002
Professional Services - 0.4%
Towers Watson & Co., Class A	252	17,469

Real Estate Investment Trusts (REITs) - 4.1%
American Capital Agency Corp.(a)	534	17,505
Annaly Capital Management, Inc.(a)	1,104	17,543
ARMOUR Residential REIT, Inc.(a)	2,676	17,474
Chimera Investment Corp.(a)	5,448	17,379
CYS Investments, Inc.(a)	1,485	17,434
Hatteras Financial Corp.(a)	636	17,446
Invesco Mortgage Capital, Inc.(a)	813	17,390
MFA Financial, Inc.(a)	1,872	17,447
Silver Bay Realty Trust Corp.	65	1,354
Two Harbors Investment Corp.	1,386	17,477
		158,449
Road & Rail - 2.3%
Avis Budget Group, Inc.(a)*	630	17,533
CSX Corp.(a)	708	17,438
Hertz Global Holdings, Inc.(a)*	786	17,497
Norfolk Southern Corp.(a)	228	17,574
Ryder System, Inc.(a)	291	17,387
		87,429
Semiconductors & Semiconductor Equipment - 1.8%
First Solar, Inc.*	645	17,389
Intel Corp.(a)	801	17,502
Marvell Technology Group Ltd.(a)	1,662	17,584
Teradyne, Inc.*	1,080	17,518
		69,993
Software - 1.8%
Activision Blizzard, Inc.(a)	1,203	17,528
CA, Inc.(a)	696	17,518
Microsoft Corp.(a)	609	17,423
Rovi Corp.(a)*	819	17,535
		70,004
Specialty Retail - 2.7%
Abercrombie & Fitch Co., Class A(a)	378	17,463
Best Buy Co., Inc.	786	17,410
GameStop Corp., Class A	627	17,537
Guess?, Inc.(a)	702	17,431
Rent-A-Center, Inc.(a)	471	17,399
Staples, Inc.	1,305	17,526
		104,766
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.(a)*	384	17,495

Trading Companies & Distributors - 1.4%
Air Lease Corp.	597	17,504
GATX Corp.(a)	336	17,462
United Rentals, Inc.*	321	17,645
		52,611
Wireless Telecommunication Services - 0.4%
MetroPCS Communications, Inc.(a)*	1,602	17,462

Total Common Stocks Held Long
(Cost $3,056,252)		3,494,336

Securities Sold Short - (90.2%)
Aerospace & Defense - (0.4%)
TransDigm Group, Inc.	(114)	(17,433)

Air Freight & Logistics - (0.9%)
C.H. Robinson Worldwide, Inc.	(294)	(17,481)
Expeditors International of Washington, Inc.	(489)	(17,462)
		(34,943)
Beverages - (0.9%)
Brown-Forman Corp., Class B	(246)	(17,564)
Monster Beverage Corp.*	(366)	(17,473)
		(35,037)
Biotechnology - (5.4%)
Alexion Pharmaceuticals, Inc.*	(189)	(17,414)
Alkermes plc*	(735)	(17,427)
Ariad Pharmaceuticals, Inc.*	(957)	(17,312)
Biogen Idec, Inc.*	(90)	(17,362)
BioMarin Pharmaceutical, Inc.*	(279)	(17,370)
Cepheid, Inc.*	(450)	(17,266)
Medivation, Inc.*	(372)	(17,398)
Onyx Pharmaceuticals, Inc.*	(195)	(17,328)
Pharmacyclics, Inc.*	(216)	(17,369)
Regeneron Pharmaceuticals, Inc.*	(99)	(17,464)
Theravance, Inc.*	(735)	(17,361)
Vertex Pharmaceuticals, Inc.*	(318)	(17,484)
		(208,555)
Building Products - (1.3%)
Lennox International, Inc.	(273)	(17,333)
Masco Corp.	(861)	(17,435)
USG Corp.*	(657)	(17,371)
		(52,139)
Capital Markets - (1.8%)
Eaton Vance Corp.	(417)	(17,443)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
SEI Investments Co.	(606)	$(17,483)
T. Rowe Price Group, Inc.	(234)	(17,520)
Waddell & Reed Financial, Inc., Class A	(399)	(17,468)
		(69,914)
Chemicals - (5.0%)
Airgas, Inc.	(177)	(17,551)
Ecolab, Inc.	(219)	(17,559)
FMC Corp.	(306)	(17,451)
International Flavors & Fragrances, Inc.	(228)	(17,481)
Monsanto Co.	(165)	(17,429)
PolyOne Corp.	(711)	(17,356)
Praxair, Inc.	(156)	(17,400)
RPM International, Inc.	(552)	(17,432)
Sherwin-Williams Co./The	(102)	(17,227)
Sigma-Aldrich Corp.	(225)	(17,478)
W.R. Grace & Co.*	(225)	(17,440)
		(191,804)
Commercial Services & Supplies - (0.9%)
Copart, Inc.*	(510)	(17,483)
Stericycle, Inc.*	(165)	(17,520)
		(35,003)
Communications Equipment - (0.4%)
Aruba Networks, Inc.*	(702)	(17,368)

Construction Materials - (1.4%)
Eagle Materials, Inc.	(261)	(17,391)
Martin Marietta Materials, Inc.	(171)	(17,445)
Vulcan Materials Co.	(339)	(17,526)
		(52,362)
Distributors - (0.5%)
LKQ Corp.*	(810)	(17,626)

Diversified Financial Services - (0.9%)
CBOE Holdings, Inc.	(471)	(17,399)
Moody's Corp.	(330)	(17,595)
		(34,994)
Electric Utilities - (0.9%)
Cleco Corp.	(369)	(17,354)
ITC Holdings Corp.	(195)	(17,406)
		(34,760)
Electrical Equipment - (0.9%)
Acuity Brands, Inc.	(252)	(17,476)
Roper Industries, Inc.	(138)	(17,569)
		(35,045)
Electronic Equipment, Instruments & Components - (1.4%)
Amphenol Corp., Class A	(234)	(17,468)
National Instruments Corp.	(537)	(17,587)
Trimble Navigation Ltd.*	(588)	(17,616)
		(52,671)
Energy Equipment & Services - (3.1%)
Cameron International Corp.*	(267)	(17,408)
Core Laboratories N.V.	(126)	(17,378)
Dresser-Rand Group, Inc.*	(282)	(17,388)
Dril-Quip, Inc.*	(198)	(17,260)
FMC Technologies, Inc.*	(321)	(17,459)
Oceaneering International, Inc.	(261)	(17,333)
Schlumberger Ltd.	(231)	(17,300)
		(121,526)
Food & Staples Retailing - (1.3%)
Fresh Market, Inc./The*	(408)	(17,450)
United Natural Foods, Inc.*	(354)	(17,417)
Whole Foods Market, Inc.	(201)	(17,437)
		(52,304)
Food Products - (2.2%)
Flowers Foods, Inc.	(531)	(17,491)
H.J. Heinz Co.	(240)	(17,345)
Hershey Co./The	(198)	(17,331)
McCormick & Co., Inc.	(237)	(17,432)
Mead Johnson Nutrition Co.	(225)	(17,426)
		(87,025)
Gas Utilities - (1.3%)
National Fuel Gas Co.	(285)	(17,485)
New Jersey Resources Corp.	(387)	(17,357)
ONEOK, Inc.	(366)	(17,447)
		(52,289)
Health Care Equipment & Supplies - (1.8%)
Align Technology, Inc.*	(519)	(17,391)
Edwards Lifesciences Corp.*	(213)	(17,500)
IDEXX Laboratories, Inc.*	(189)	(17,462)
Intuitive Surgical, Inc.*	(36)	(17,683)
		(70,036)
Health Care Technology - (1.3%)
athenahealth, Inc.*	(180)	(17,467)
Cerner Corp.*	(183)	(17,339)
HMS Holdings Corp.*	(633)	(17,186)
		(51,992)
Hotels, Restaurants & Leisure - (3.2%)
Chipotle Mexican Grill, Inc.*	(54)	(17,597)
Domino's Pizza, Inc.	(339)	(17,438)
Dunkin' Brands Group, Inc.	(471)	(17,371)
Marriott International, Inc., Class A	(414)	(17,483)
Panera Bread Co., Class A*	(105)	(17,350)
Starbucks Corp.	(306)	(17,430)
Yum! Brands, Inc.	(243)	(17,481)
		(122,150)
Household Products - (1.4%)
Church & Dwight Co., Inc.	(270)	(17,450)
Clorox Co./The	(198)	(17,529)
Colgate-Palmolive Co.	(147)	(17,351)
		(52,330)
Independent Power Producers & Energy Traders - (0.5%)
Calpine Corp.*	(849)	(17,489)

Internet & Catalog Retail - (2.2%)
Amazon.com, Inc.*	(66)	(17,588)
HSN, Inc.	(315)	(17,281)
Netflix, Inc.*	(93)	(17,615)
priceline.com, Inc.*	(24)	(16,510)
TripAdvisor, Inc.*	(330)	(17,332)
		(86,326)
Internet Software & Services - (2.7%)
CoStar Group, Inc.*	(159)	(17,404)
eBay, Inc.*	(321)	(17,405)
Equinix, Inc.*	(81)	(17,521)
Facebook, Inc., Class A*	(681)	(17,420)
LinkedIn Corp., Class A*	(99)	(17,430)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
Rackspace Hosting, Inc.*	(345)	$(17,415)
		(104,595)
IT Services - (3.2%)
Automatic Data Processing, Inc.	(270)	(17,555)
FleetCor Technologies, Inc.*	(228)	(17,481)
Gartner, Inc.*	(321)	(17,466)
Mastercard, Inc., Class A	(33)	(17,857)
MAXIMUS, Inc.	(219)	(17,513)
Paychex, Inc.	(498)	(17,465)
Visa, Inc., Class A	(102)	(17,324)
		(122,661)
Leisure Equipment & Products - (0.5%)
Polaris Industries, Inc.	(189)	(17,481)

Life Sciences Tools & Services - (0.4%)
Mettler-Toledo International, Inc.*	(81)	(17,271)

Machinery - (2.2%)
Chart Industries, Inc.*	(216)	(17,282)
Donaldson Co., Inc.	(480)	(17,371)
Graco, Inc.	(300)	(17,409)
Pall Corp.	(255)	(17,435)
Toro Co./The	(378)	(17,403)
		(86,900)
Media - (0.9%)
Discovery Communications, Inc., Class A*	(222)	(17,480)
Sirius XM Radio, Inc.	(5,682)	(17,501)
		(34,981)
Metals & Mining - (0.9%)
Compass Minerals International, Inc.	(222)	(17,516)
Royal Gold, Inc.	(246)	(17,473)
		(34,989)
Multi-Utilities - (0.5%)
Wisconsin Energy Corp.	(408)	(17,499)

Oil, Gas & Consumable Fuels - (3.6%)
Cabot Oil & Gas Corp.	(258)	(17,443)
Cheniere Energy, Inc.*	(621)	(17,388)
Cobalt International Energy, Inc.*	(618)	(17,428)
Continental Resources, Inc.*	(201)	(17,473)
McMoRan Exploration Co.*	(1,065)	(17,413)
Range Resources Corp.	(216)	(17,505)
Spectra Energy Corp.	(567)	(17,435)
Williams Cos., Inc./The	(462)	(17,306)
		(139,391)
Personal Products - (0.4%)
Estee Lauder Cos., Inc./The, Class A	(273)	(17,480)

Pharmaceuticals - (0.9%)
Allergan, Inc.	(156)	(17,414)
Perrigo Co.	(147)	(17,454)
		(34,868)
Professional Services - (1.8%)
Corporate Executive Board Co./The	(300)	(17,448)
IHS, Inc., Class A*	(168)	(17,593)
Robert Half International, Inc.	(465)	(17,451)
Verisk Analytics, Inc., Class A*	(285)	(17,565)
		(70,057)
Real Estate Investment Trusts (REITs) - (13.5%)
American Tower Corp.	(225)	(17,307)
Apartment Investment & Management Co., Class A	(570)	(17,476)
AvalonBay Communities, Inc.	(138)	(17,480)
Boston Properties, Inc.	(171)	(17,281)
BRE Properties, Inc.	(360)	(17,525)
Camden Property Trust.	(255)	(17,513)
CBL & Associates Properties, Inc.	(738)	(17,417)
Digital Realty Trust, Inc.	(264)	(17,664)
Duke Realty Corp.	(1,023)	(17,371)
Equity Residential	(318)	(17,509)
Essex Property Trust, Inc.	(117)	(17,618)
Extra Space Storage, Inc.	(444)	(17,436)
Federal Realty Investment Trust	(162)	(17,503)
General Growth Properties, Inc.	(873)	(17,355)
Highwoods Properties, Inc.	(441)	(17,450)
Home Properties, Inc.	(273)	(17,314)
Kilroy Realty Corp.	(333)	(17,449)
Macerich Co./The	(273)	(17,576)
Mid-America Apartment Communities, Inc.	(252)	(17,403)
Plum Creek Timber Co., Inc.	(333)	(17,383)
Post Properties, Inc.	(369)	(17,380)
Public Storage	(114)	(17,364)
Rayonier, Inc.	(294)	(17,543)
Regency Centers Corp.	(330)	(17,460)
Simon Property Group, Inc.	(111)	(17,600)
Tanger Factory Outlet Centers	(483)	(17,475)
Taubman Centers, Inc.	(225)	(17,474)
Vornado Realty Trust	(210)	(17,564)
Weingarten Realty Investors	(552)	(17,416)
Weyerhaeuser Co.	(555)	(17,416)
		(523,722)
Real Estate Management & Development - (0.9%)
Forest City Enterprises, Inc., Class A*	(984)	(17,486)
Realogy Holdings Corp.*	(357)	(17,436)
		(34,922)
Road & Rail - (0.9%)
J.B. Hunt Transport Services, Inc.	(234)	(17,429)
Landstar System, Inc.	(303)	(17,298)
		(34,727)
Semiconductors & Semiconductor Equipment - (0.5%)
Linear Technology Corp.	(456)	(17,497)

Software - (5.9%)
ACI Worldwide, Inc.*	(357)	(17,443)
ANSYS, Inc.*	(216)	(17,587)
Aspen Technology, Inc.*	(537)	(17,340)
CommVault Systems, Inc.*	(213)	(17,462)
Concur Technologies, Inc.*	(255)	(17,508)
Fortinet, Inc.*	(741)	(17,547)
NetSuite, Inc.*	(219)	(17,533)
QLIK Technologies, Inc.*	(672)	(17,358)
Red Hat, Inc.*	(345)	(17,443)
Salesforce.com, Inc.*	(99)	(17,704)
SolarWinds, Inc.*	(294)	(17,375)
Ultimate Software Group, Inc.*	(168)	(17,499)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
VMware, Inc., Class A*	(222)	$(17,511)
		(227,310)
Specialty Retail - (4.1%)
CarMax, Inc.*	(420)	(17,514)
Home Depot, Inc./The	(249)	(17,375)
Pier 1 Imports, Inc.	(753)	(17,319)
Sally Beauty Holdings, Inc.*	(594)	(17,452)
Tiffany & Co.	(252)	(17,524)
Tractor Supply Co.	(168)	(17,494)
Ulta Salon Cosmetics & Fragrance, Inc.*	(216)	(17,533)
Urban Outfitters, Inc.*	(450)	(17,433)
Vitamin Shoppe, Inc.*	(357)	(17,439)
		(157,083)
Textiles, Apparel & Luxury Goods - (1.8%)
Fifth & Pacific Cos., Inc.*	(918)	(17,332)
Michael Kors Holdings Ltd.*	(306)	(17,377)
NIKE, Inc., Class B	(297)	(17,526)
Under Armour, Inc., Class A*	(339)	(17,357)
		(69,592)
Tobacco - (0.5%)
Philip Morris International, Inc.	(189)	(17,522)

Trading Companies & Distributors - (1.4%)
Fastenal Co.	(342)	(17,562)
MSC Industrial Direct Co., Inc., Class A	(204)	(17,499)
W.W. Grainger, Inc.	(78)	(17,548)
		(52,609)
Water Utilities - (0.5%)
Aqua America, Inc.	(558)	(17,544)

Wireless Telecommunication Services - (0.9%)
Crown Castle International Corp.*	(249)	(17,340)
SBA Communications Corp., Class A*	(243)	(17,501)
		(34,841)
Total Securities Sold Short
(Proceeds Received $3,122,114)		(3,488,663)
Other assets less liabilities — 99.9%		3,864,146
Net Assets — 100.0%		$3,869,819

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2013, the aggregate amount held in a segregated account was $2,702,565.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$490,857
Aggregate gross unrealized depreciation	(518,421)
Net unrealized depreciation	$(27,564)
Federal income tax cost of investments	$33,237

Total Return Swap Agreements

						Net
						Unrealized
		Expiration				Appreciation/
Notional Amount		Date	Counterparty	Fund Pays	Fund Receives	(Depreciation)
					Dow Jones U.S. Thematic
					Market
271,845	USD	10/03/2013	Morgan Stanley	0.65%	Neutral Value Index	$112,750
				Dow Jones U.S.
				Thematic Market Neutral
(343,025	) USD	10/03/2013	Morgan Stanley	Value Index	(0.05)%	(44,571)
						$68,179

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
Common Stocks Held Long - 90.2%
Aerospace & Defense - 3.2%
Alliant Techsystems, Inc.(a)	237	$17,166
Esterline Technologies Corp.(a)*	228	17,260
Exelis, Inc.	1,581	17,217
Hexcel Corp.(a)*	594	17,232
Huntington Ingalls Industries, Inc.(a)	324	17,279
Spirit Aerosystems Holdings, Inc., Class A*	912	17,319
Teledyne Technologies, Inc.(a)*	219	17,178
		120,651
Airlines - 0.9%
Alaska Air Group, Inc.(a)*	270	17,269
US Airways Group, Inc.(a)*	1,017	17,259
		34,528
Auto Components - 2.3%
Dana Holding Corp.	966	17,224
Gentex Corp.	858	17,168
Goodyear Tire & Rubber Co./The*	1,371	17,288
Tenneco, Inc.(a)*	441	17,336
Visteon Corp.(a)*	300	17,310
		86,326
Biotechnology - 1.8%
Alkermes plc*	729	17,285
Cepheid, Inc.(a)*	447	17,151
Incyte Corp. Ltd.*	738	17,277
Myriad Genetics, Inc.(a)*	681	17,297
		69,010
Building Products - 0.4%
Lennox International, Inc.(a)	270	17,142

Capital Markets - 0.9%
Federated Investors, Inc., Class B	729	17,255
Stifel Financial Corp.(a)*	495	17,162
		34,417
Chemicals - 1.4%
Cabot Corp.(a)	504	17,237
Chemtura Corp.*	798	17,245
Scotts Miracle-Gro Co./The, Class A(a)	399	17,252
		51,734
Commercial Banks - 5.4%
Associated Banc-Corp	1,137	17,271
Bank of Hawaii Corp.(a)	339	17,225
CapitalSource, Inc.	1,797	17,287
City National Corp./CA(a)	291	17,143
First Horizon National Corp.	1,611	17,205
Fulton Financial Corp.	1,467	17,164
Popular, Inc.(a)*	624	17,229
Prosperity Bancshares, Inc.(a)	363	17,202
SVB Financial Group(a)*	243	17,238
TCF Financial Corp.	1,158	17,324
Valley National Bancorp	1,686	17,265
Webster Financial Corp.	711	17,249
		206,802
Commercial Services & Supplies - 1.4%
Covanta Holding Corp.	852	17,168
Pitney Bowes, Inc.	1,164	17,297
R.R. Donnelley & Sons Co.	1,443	17,388
		51,853
Communications Equipment - 1.8%
Aruba Networks, Inc.*	693	17,145
Brocade Communications Systems, Inc.*	3,003	17,327
Polycom, Inc.(a)*	1,560	17,285
ViaSat, Inc.(a)*	357	17,293
		69,050
Computers & Peripherals - 0.9%
Diebold, Inc.(a)	561	17,009
Fusion-io, Inc.*	1,062	17,385
		34,394
Construction & Engineering - 1.3%
AECOM Technology Corp.(a)*	525	17,220
EMCOR Group, Inc.(a)	405	17,168
Foster Wheeler AG*	753	17,206
		51,594
Containers & Packaging - 0.4%
Greif, Inc., Class A(a)	321	17,212

Diversified Consumer Services - 0.9%
Sotheby's(a)	462	17,283
Weight Watchers International, Inc.(a)	408	17,181
		34,464
Diversified Financial Services - 0.5%
CBOE Holdings, Inc.(a)	468	17,288

Diversified Telecommunication Services - 0.4%
tw telecom, inc.(a)*	684	17,230

Electric Utilities - 2.7%
Cleco Corp.(a)	366	17,213
Great Plains Energy, Inc.	744	17,253
Hawaiian Electric Industries, Inc.(a)	624	17,291
IDACORP, Inc.(a)	357	17,232
Portland General Electric Co.	567	17,197
Westar Energy, Inc.(a)	519	17,221
		103,407
Electrical Equipment - 0.5%
Polypore International, Inc.(a)*	432	17,358

Electronic Equipment, Instruments & Components - 1.8%
Anixter International, Inc.(a)	246	17,200
FEI Co.(a)	267	17,235
Ingram Micro, Inc., Class A*	879	17,299
Tech Data Corp.(a)*	381	17,377
		69,111
Energy Equipment & Services - 3.1%
CARBO Ceramics, Inc.(a)	189	17,212
Dril-Quip, Inc.(a)*	198	17,260
Helix Energy Solutions Group, Inc.*	747	17,091
Lufkin Industries, Inc.(a)	261	17,328
McDermott International, Inc.(a)*	1,575	17,309
Tidewater, Inc.(a)	339	17,120
Unit Corp.(a)*	378	17,218
		120,538
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.(a)	294	17,140
Harris Teeter Supermarkets, Inc.(a)	402	17,169

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
United Natural Foods, Inc.(a)*	348	$17,122
		51,431
Food Products - 2.3%
Darling International, Inc.*	957	17,188
Dean Foods Co.*	957	17,350
Flowers Foods, Inc.(a)	525	17,293
Hain Celestial Group, Inc./The(a)*	282	17,225
TreeHouse Foods, Inc.(a)*	267	17,395
		86,451
Gas Utilities - 1.4%
Atmos Energy Corp.(a)	405	17,289
Piedmont Natural Gas Co., Inc.(a)	525	17,262
WGL Holdings, Inc.(a)	390	17,199
		51,750
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc.(a)*	516	17,291
Haemonetics Corp.(a)*	414	17,247
Hill-Rom Holdings, Inc.(a)	492	17,328
STERIS Corp.(a)	414	17,227
Thoratec Corp.(a)*	459	17,213
		86,306
Health Care Providers & Services - 3.2%
Centene Corp.(a)*	393	17,308
Health Management Associates, Inc., Class A*	1,338	17,220
Health Net, Inc.(a)*	606	17,344
HealthSouth Corp.*	660	17,404
LifePoint Hospitals, Inc.(a)*	354	17,155
Owens & Minor, Inc.	531	17,289
WellCare Health Plans, Inc.(a)*	297	17,214
		120,934
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.(a)*	1,266	17,205
HMS Holdings Corp.*	627	17,023
		34,228
Hotels, Restaurants & Leisure - 3.1%
Bally Technologies, Inc.(a)*	333	17,306
Brinker International, Inc.(a)	456	17,168
Cheesecake Factory, Inc./The(a)	447	17,259
Domino's Pizza, Inc.(a)	336	17,284
Life Time Fitness, Inc.(a)*	402	17,198
Vail Resorts, Inc.(a)	276	17,200
Wendy's Co./The	2,964	16,806
		120,221
Household Durables - 0.9%
Harman International Industries, Inc.(a)	387	17,272
Tempur-Pedic International, Inc.(a)*	348	17,271
		34,543
Insurance - 3.2%
Aspen Insurance Holdings Ltd.(a)	447	17,245
CNO Financial Group, Inc.	1,503	17,209
First American Financial Corp.	675	17,260
MBIA, Inc.*	1,689	17,346
Old Republic International Corp.	1,362	17,311
ProAssurance Corp.	366	17,323
Protective Life Corp.(a)	483	17,292
		120,986
Internet & Catalog Retail - 0.4%
HSN, Inc.(a)	312	17,116

Internet Software & Services - 0.9%
AOL, Inc.(a)*	450	17,321
CoStar Group, Inc.(a)*	159	17,404
		34,725
IT Services - 1.8%
CoreLogic, Inc.*	666	17,223
DST Systems, Inc.(a)	243	17,319
Lender Processing Services, Inc.	681	17,338
MAXIMUS, Inc.(a)	216	17,273
		69,153
Leisure Equipment & Products - 0.4%
Brunswick Corp.(a)	504	17,247

Machinery - 4.1%
Actuant Corp., Class A(a)	561	17,178
Chart Industries, Inc.(a)*	216	17,282
CLARCOR, Inc.	330	17,286
Harsco Corp.	699	17,314
ITT Corp.	609	17,314
Manitowoc Co., Inc./The	840	17,270
Middleby Corp.(a)*	114	17,345
Toro Co./The(a)	375	17,265
Woodward, Inc.(a)	432	17,176
		155,430
Media - 1.8%
Cinemark Holdings, Inc.(a)	588	17,311
Live Nation Entertainment, Inc.*	1,392	17,219
Regal Entertainment Group, Class A	1,035	17,253
Washington Post Co./The, Class B(a)	39	17,433
		69,216
Metals & Mining - 2.3%
Carpenter Technology Corp.(a)	348	17,153
Coeur d'Alene Mines Corp.*	918	17,313
Compass Minerals International, Inc.(a)	219	17,279
United States Steel Corp.	882	17,199
Walter Energy, Inc.(a)	603	17,186
		86,130
Multiline Retail - 0.4%
Big Lots, Inc.(a)*	489	17,247

Multi-Utilities - 0.5%
Vectren Corp.(a)	489	17,320

Oil, Gas & Consumable Fuels - 3.2%
Berry Petroleum Co., Class A(a)	372	17,220
Gulfport Energy Corp.(a)*	375	17,186
Kodiak Oil & Gas Corp.*	1,890	17,180
Rosetta Resources, Inc.(a)*	363	17,272
SandRidge Energy, Inc.*	3,279	17,280
Teekay Corp.(a)	480	17,261
WPX Energy, Inc.*	1,080	17,302
		120,701
Paper & Forest Products - 0.9%
Domtar Corp.(a)	222	17,231

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
Louisiana-Pacific Corp.*	798	$17,237
		34,468
Personal Products - 0.4%
Nu Skin Enterprises, Inc., Class A(a)	390	17,238

Pharmaceuticals - 0.9%
Salix Pharmaceuticals Ltd.(a)*	339	17,350
ViroPharma, Inc.(a)*	687	17,285
		34,635
Real Estate Investment Trusts (REITs) - 7.2%
ARMOUR Residential REIT, Inc.	2,646	17,278
Colonial Properties Trust	759	17,161
Corporate Office Properties Trust	645	17,209
CYS Investments, Inc.	1,470	17,258
EPR Properties(a)	330	17,176
Hatteras Financial Corp.	627	17,199
Healthcare Realty Trust, Inc.	606	17,204
Highwoods Properties, Inc.(a)	438	17,332
Invesco Mortgage Capital, Inc.	804	17,197
LaSalle Hotel Properties	678	17,208
Mack-Cali Realty Corp.	603	17,252
Mid-America Apartment Communities, Inc.	249	17,196
Omega Healthcare Investors, Inc.(a)	567	17,214
Post Properties, Inc.(a)	366	17,239
Ryman Hospitality Properties(a)	378	17,293
Washington Real Estate Investment Trust	621	17,289
		275,705
Real Estate Management & Development - 0.4%
Forest City Enterprises, Inc., Class A*	972	17,272

Road & Rail - 1.8%
Avis Budget Group, Inc.*	621	17,283
Con-way, Inc.(a)	492	17,323
Landstar System, Inc.(a)	300	17,127
Ryder System, Inc.(a)	288	17,208
		68,941
Semiconductors & Semiconductor Equipment - 1.8%
Atmel Corp.*	2,487	17,309
Fairchild Semiconductor International, Inc.*	1,218	17,223
First Solar, Inc.(a)*	639	17,227
Teradyne, Inc.*	1,068	17,323
		69,082
Software - 2.7%
Aspen Technology, Inc.(a)*	531	17,146
Compuware Corp.*	1,383	17,288
PTC INC*	675	17,206
QLIK Technologies, Inc.(a)*	666	17,203
Rovi Corp.(a)*	810	17,342
Ultimate Software Group, Inc.(a)*	165	17,186
		103,371
Specialty Retail - 3.2%
Aaron's, Inc.	600	17,208
Ascena Retail Group, Inc.*	927	17,196
Buckle, Inc./The(a)	369	17,214
GameStop Corp., Class A	621	17,369
Guess?, Inc.	696	17,282
Pier 1 Imports, Inc.	747	17,181
Rent-A-Center, Inc.(a)	465	17,177
		120,627
Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.(a)*	303	17,353
Hanesbrands, Inc.(a)*	381	17,359
Steven Madden Ltd.(a)*	402	17,342
Wolverine World Wide, Inc.(a)	387	17,171
		69,225
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	1,425	17,200

Trading Companies & Distributors - 1.4%
Air Lease Corp.	591	17,328
GATX Corp.(a)	333	17,306
Watsco, Inc.(a)	204	17,173
		51,807
Wireless Telecommunication Services - 0.9%
MetroPCS Communications, Inc.*	1,584	17,266
Telephone & Data Systems, Inc.	816	17,193
		34,459
Total Common Stocks Held Long
(Cost $2,980,497)		3,449,274

Securities Sold Short - (90.1%)
Aerospace & Defense - (3.6%)
Boeing Co./The	(201)	(17,256)
General Dynamics Corp.	(243)	(17,134)
Honeywell International, Inc.	(228)	(17,180)
Lockheed Martin Corp.	(180)	(17,373)
Northrop Grumman Corp.	(246)	(17,257)
Precision Castparts Corp.	(90)	(17,066)
Raytheon Co.	(294)	(17,284)
United Technologies Corp.	(183)	(17,098)
		(137,648)
Air Freight & Logistics - (0.9%)
FedEx Corp.	(177)	(17,381)
United Parcel Service, Inc., Class B	(201)	(17,266)
		(34,647)
Auto Components - (0.5%)
Johnson Controls, Inc.	(492)	(17,254)

Automobiles - (0.9%)
Ford Motor Co.	(1,311)	(17,240)
General Motors Co.*	(621)	(17,276)
		(34,516)
Beverages - (0.9%)
Coca-Cola Co./The	(426)	(17,228)
PepsiCo, Inc.	(219)	(17,325)
		(34,553)
Biotechnology - (1.8%)
Amgen, Inc.	(168)	(17,222)
Biogen Idec, Inc.*	(90)	(17,362)
Celgene Corp.*	(150)	(17,386)
Gilead Sciences, Inc.*	(351)	(17,174)
		(69,144)
Capital Markets - (3.1%)
Bank of New York Mellon Corp./The	(615)	(17,214)
BlackRock, Inc.	(66)	(16,954)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
Charles Schwab Corp./The	(972)	$(17,195)
Franklin Resources, Inc.	(114)	(17,192)
Goldman Sachs Group, Inc./The	(117)	(17,217)
Morgan Stanley	(783)	(17,210)
State Street Corp.	(291)	(17,195)
		(120,177)
Chemicals - (4.0%)
Air Products & Chemicals, Inc.	(198)	(17,250)
Dow Chemical Co./The	(540)	(17,193)
E.I. du Pont de Nemours & Co.	(351)	(17,255)
Ecolab, Inc.	(216)	(17,319)
LyondellBasell Industries N.V., Class A	(273)	(17,278)
Monsanto Co.	(162)	(17,112)
Mosaic Co./The	(288)	(17,168)
Praxair, Inc.	(153)	(17,066)
Sherwin-Williams Co./The	(102)	(17,227)
		(154,868)
Commercial Banks - (1.8%)
BB&T Corp.	(549)	(17,233)
PNC Financial Services Group, Inc.	(258)	(17,157)
U.S. Bancorp	(510)	(17,304)
Wells Fargo & Co.	(465)	(17,201)
		(68,895)
Commercial Services & Supplies - (0.9%)
Tyco International Ltd.	(543)	(17,376)
Waste Management, Inc.	(444)	(17,409)
		(34,785)
Communications Equipment - (1.4%)
Cisco Systems, Inc.	(822)	(17,188)
Motorola Solutions, Inc.	(270)	(17,288)
QUALCOMM, Inc.	(258)	(17,273)
		(51,749)
Computers & Peripherals - (1.8%)
Apple, Inc.	(39)	(17,263)
Dell, Inc.	(1,209)	(17,325)
EMC Corp.*	(720)	(17,201)
Hewlett-Packard Co.	(723)	(17,236)
		(69,025)
Consumer Finance - (1.4%)
American Express Co.	(255)	(17,202)
Capital One Financial Corp.	(315)	(17,309)
Discover Financial Services	(384)	(17,219)
		(51,730)
Diversified Financial Services - (1.8%)
Bank of America Corp.	(1,416)	(17,247)
Citigroup, Inc.	(390)	(17,253)
CME Group, Inc.	(279)	(17,128)
JPMorgan Chase & Co.	(363)	(17,228)
		(68,856)
Diversified Telecommunication Services - (1.4%)
AT&T, Inc.	(468)	(17,171)
CenturyLink, Inc.	(492)	(17,284)
Verizon Communications, Inc.	(351)	(17,252)
		(51,707)
Electric Utilities - (3.2%)
American Electric Power Co., Inc.	(354)	(17,215)
Duke Energy Corp.	(237)	(17,204)
Exelon Corp.	(501)	(17,275)
FirstEnergy Corp.	(411)	(17,344)
NextEra Energy, Inc.	(222)	(17,245)
PPL Corp.	(552)	(17,283)
Southern Co./The	(369)	(17,313)
		(120,879)
Electrical Equipment - (0.9%)
Eaton Corp. plc	(282)	(17,272)
Emerson Electric Co.	(309)	(17,264)
		(34,536)
Electronic Equipment, Instruments & Components - (0.9%)
Corning, Inc.	(1,293)	(17,236)
TE Connectivity Ltd.	(411)	(17,233)
		(34,469)
Energy Equipment & Services - (1.3%)
Halliburton Co.	(423)	(17,094)
National Oilwell Varco, Inc.	(243)	(17,192)
Schlumberger Ltd.	(228)	(17,075)
		(51,361)
Food & Staples Retailing - (2.7%)
Costco Wholesale Corp.	(162)	(17,190)
CVS Caremark Corp.	(312)	(17,157)
Sysco Corp.	(489)	(17,198)
Walgreen Co.	(363)	(17,308)
Wal-Mart Stores, Inc.	(231)	(17,286)
Whole Foods Market, Inc.	(198)	(17,176)
		(103,315)
Food Products - (2.7%)
Archer-Daniels-Midland Co.	(513)	(17,303)
General Mills, Inc.	(351)	(17,308)
H.J. Heinz Co.	(240)	(17,345)
Kellogg Co.	(267)	(17,203)
Kraft Foods Group, Inc.	(333)	(17,159)
Mondelez International, Inc., Class A	(564)	(17,264)
		(103,582)
Health Care Equipment & Supplies - (2.7%)
Abbott Laboratories.	(492)	(17,378)
Baxter International, Inc.	(237)	(17,216)
Covidien plc	(255)	(17,299)
Intuitive Surgical, Inc.*	(36)	(17,683)
Medtronic, Inc.	(369)	(17,328)
Stryker Corp.	(264)	(17,223)
		(104,127)
Health Care Providers & Services - (1.3%)
Express Scripts Holding Co.*	(297)	(17,122)
McKesson Corp.	(159)	(17,166)
UnitedHealth Group, Inc.	(303)	(17,334)
		(51,622)
Hotels, Restaurants & Leisure - (2.3%)
Carnival Corp.	(501)	(17,184)
Las Vegas Sands Corp.	(306)	(17,243)
McDonald's Corp.	(174)	(17,346)
Starbucks Corp.	(303)	(17,259)
Yum! Brands, Inc.	(240)	(17,266)
		(86,298)
Household Products - (1.4%)
Colgate-Palmolive Co.	(147)	(17,350)
Kimberly-Clark Corp.	(177)	(17,342)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
Procter & Gamble Co./The	(225)	$(17,339)
		(52,031)
Industrial Conglomerates - (1.3%)
3M Co.	(162)	(17,222)
Danaher Corp.	(276)	(17,154)
General Electric Co.	(744)	(17,201)
		(51,577)
Insurance - (5.4%)
ACE Ltd.	(195)	(17,349)
Aflac, Inc.	(330)	(17,167)
Allstate Corp./The	(351)	(17,224)
American International Group, Inc.*	(444)	(17,236)
Aon plc	(279)	(17,158)
Berkshire Hathaway, Inc., Class B*	(165)	(17,193)
Chubb Corp./The	(198)	(17,331)
Loews Corp.	(390)	(17,187)
Marsh & McLennan Cos., Inc.	(453)	(17,200)
MetLife, Inc.	(453)	(17,223)
Prudential Financial, Inc.	(291)	(17,166)
Travelers Cos., Inc./The	(204)	(17,175)
		(206,609)
Internet & Catalog Retail - (0.9%)
Amazon.com, Inc.*	(66)	(17,589)
priceline.com, Inc.*	(24)	(16,510)
		(34,099)
Internet Software & Services - (1.3%)
eBay, Inc.*	(318)	(17,242)
GOOGLE, Inc., Class A*	(21)	(16,675)
Yahoo!, Inc.*	(732)	(17,224)
		(51,141)
IT Services - (2.7%)
Accenture plc, Class A	(228)	(17,321)
Automatic Data Processing, Inc.	(267)	(17,361)
Cognizant Technology Solutions Corp., Class A*	(225)	(17,237)
International Business Machines Corp.	(81)	(17,277)
Mastercard, Inc., Class A	(33)	(17,857)
Visa, Inc., Class A	(102)	(17,324)
		(104,377)
Life Sciences Tools & Services - (0.5%)
Agilent Technologies, Inc.	(411)	(17,250)

Machinery - (3.2%)
Caterpillar, Inc.	(198)	(17,220)
Cummins, Inc.	(150)	(17,371)
Deere & Co.	(201)	(17,282)
Illinois Tool Works, Inc.	(282)	(17,185)
Ingersoll-Rand plc.	(315)	(17,328)
PACCAR, Inc.	(342)	(17,292)
Parker Hannifin Corp.	(189)	(17,309)
		(120,987)
Media - (4.1%)
CBS Corp., Class B	(369)	(17,229)
Comcast Corp., Class A	(411)	(17,266)
DIRECTV*	(303)	(17,153)
Discovery Communications, Inc., Class A*	(219)	(17,244)
News Corp., Class A	(564)	(17,213)
Time Warner Cable, Inc.	(180)	(17,291)
Time Warner, Inc.	(300)	(17,286)
Viacom, Inc., Class B	(279)	(17,178)
Walt Disney Co./The	(303)	(17,210)
		(155,070)
Metals & Mining - (0.9%)
Freeport-McMoRan Copper & Gold, Inc.	(519)	(17,179)
Newmont Mining Corp.	(414)	(17,342)
		(34,521)
Multiline Retail - (0.4%)
Target Corp.	(252)	(17,249)

Multi-Utilities - (0.9%)
Dominion Resources, Inc.	(297)	(17,280)
PG&E Corp.	(387)	(17,233)
		(34,513)
Oil, Gas & Consumable Fuels - (5.8%)
Anadarko Petroleum Corp.	(195)	(17,053)
Apache Corp.	(222)	(17,130)
Chevron Corp.	(144)	(17,110)
ConocoPhillips	(285)	(17,128)
Devon Energy Corp.	(303)	(17,095)
EOG Resources, Inc.	(135)	(17,289)
Exxon Mobil Corp.	(189)	(17,031)
Kinder Morgan, Inc.	(444)	(17,174)
Marathon Oil Corp.	(507)	(17,096)
Occidental Petroleum Corp.	(219)	(17,163)
Phillips 66	(246)	(17,213)
Spectra Energy Corp.	(561)	(17,251)
Williams Cos., Inc./The	(459)	(17,194)
		(222,927)
Paper & Forest Products - (0.4%)
International Paper Co.	(369)	(17,188)

Personal Products - (0.5%)
Estee Lauder Cos., Inc./The, Class A	(270)	(17,288)

Pharmaceuticals - (3.2%)
AbbVie, Inc.	(423)	(17,250)
Allergan, Inc.	(153)	(17,079)
Bristol-Myers Squibb Co.	(420)	(17,300)
Eli Lilly & Co.	(303)	(17,207)
Johnson & Johnson	(213)	(17,366)
Merck & Co., Inc.	(390)	(17,250)
Pfizer, Inc.	(597)	(17,229)
		(120,681)
Real Estate Investment Trusts (REITs) - (3.6%)
American Tower Corp.	(222)	(17,076)
Boston Properties, Inc.	(171)	(17,281)
Equity Residential	(315)	(17,344)
General Growth Properties, Inc.	(864)	(17,176)
HCP, Inc.	(345)	(17,202)
Prologis, Inc.	(432)	(17,271)
Public Storage	(114)	(17,365)
Simon Property Group, Inc.	(108)	(17,125)
		(137,840)
Road & Rail - (1.3%)
CSX Corp.	(699)	(17,217)
Norfolk Southern Corp.	(225)	(17,343)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of
	Shares	Value
Union Pacific Corp.	(120)	$(17,089)
		(51,649)
Semiconductors & Semiconductor Equipment - (1.3%)
Broadcom Corp., Class A	(495)	(17,162)
Intel Corp.	(789)	(17,240)
Texas Instruments, Inc.	(486)	(17,243)
		(51,645)
Software - (2.7%)
Adobe Systems, Inc.*	(396)	(17,230)
Intuit, Inc.	(264)	(17,331)
Microsoft Corp.	(603)	(17,252)
Oracle Corp.	(534)	(17,269)
Salesforce.com, Inc.*	(96)	(17,168)
VMware, Inc., Class A*	(219)	(17,275)
		(103,525)
Specialty Retail - (1.3%)
Home Depot, Inc./The	(246)	(17,166)
Lowe's Cos., Inc.	(453)	(17,178)
TJX Cos., Inc.	(369)	(17,250)
		(51,594)
Textiles, Apparel & Luxury Goods - (0.5%)
NIKE, Inc., Class B	(294)	(17,349)

Tobacco - (1.4%)
Altria Group, Inc.	(501)	(17,229)
Philip Morris International, Inc.	(186)	(17,244)
Reynolds American, Inc.	(387)	(17,218)
		(51,691)
Trading Companies & Distributors - (0.9%)
Fastenal Co.	(336)	(17,254)
W.W. Grainger, Inc.	(78)	(17,548)
		(34,802)
Total Securities Sold Short
(Proceeds Received $2,927,339)		(3,447,346)
Other assets less liabilities — 99.9%		3,822,880
Net Assets — 100.0%		$3,824,808

*	Non-income producing security.

(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2013, the aggregate amount held in a segregated account was $2,042,369.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$448,379
Aggregate gross unrealized depreciation	(746,373)
Net unrealized depreciation	$(297,994)
Federal income tax cost of investments	$299,922

Total Return Swap Agreements

						Net
						Unrealized
		Expiration				Appreciation/
Notional Amount		Date	Counterparty	Fund Pays	Fund Receives	(Depreciation)
					Dow Jones U.S. Thematic Market
245,757	USD	10/03/2013	Morgan Stanley	0.65%	Neutral Size Index	$133,628
				Dow Jones U.S.
				Thematic Market Neutral
(295,095)	USD	10/03/2013	Morgan Stanley	Size Index	(0.05)%	(87,339)
						$46,289

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of Shares	Value
Common Stocks Held Long - 90.3%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc.(a)	871	$63,086
Lockheed Martin Corp.(a)	663	63,993
Precision Castparts Corp.(a)	338	64,092
Raytheon Co.	1,079	63,434
Rockwell Collins, Inc.(a)	1,001	63,183
		317,788
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.(a)	1,066	63,384
FedEx Corp.(a)	650	63,830
United Parcel Service, Inc., Class B	741	63,652
		190,866
Airlines - 0.4%
Southwest Airlines Co.(a)	4,693	63,262

Beverages - 0.9%
Dr. Pepper Snapple Group, Inc.(a)	1,352	63,476
PepsiCo, Inc.(a)	806	63,763
		127,239
Biotechnology - 1.3%
Amgen, Inc.(a)	624	63,966
BioMarin Pharmaceutical, Inc.(a)*	1,014	63,132
Gilead Sciences, Inc.(a)*	1,287	62,973
		190,071
Chemicals - 2.3%
Airgas, Inc.(a)	637	63,165
Ecolab, Inc.(a)	793	63,583
International Flavors & Fragrances, Inc.(a)	832	63,789
Praxair, Inc.(a)	572	63,801
Sherwin-Williams Co./The	377	63,672
		318,010
Commercial Banks - 0.4%
Popular, Inc.(a)*	2,288	63,172

Commercial Services & Supplies - 3.6%
Avery Dennison Corp.(a)	1,482	63,830
Copart, Inc.(a)*	1,859	63,726
Covanta Holding Corp.(a)	3,133	63,130
Republic Services, Inc.	1,924	63,492
Stericycle, Inc.*	598	63,496
Tyco International Ltd.	1,989	63,648
Waste Connections, Inc.	1,768	63,613
Waste Management, Inc.	1,625	63,716
		508,651
Communications Equipment - 0.9%
InterDigital, Inc.(a)	1,313	62,801
Motorola Solutions, Inc.(a)	988	63,261
		126,062
Containers & Packaging - 2.3%
AptarGroup, Inc.(a)	1,105	63,372
Ball Corp.(a)	1,339	63,709
Bemis Co., Inc.(a)	1,573	63,486
Packaging Corp. of America(a)	1,417	63,581
Sonoco Products Co.	1,807	63,227
		317,375
Diversified Consumer Services - 0.4%
H&R Block, Inc.(a)	2,158	63,488

Diversified Financial Services - 0.4%
CME Group, Inc.(a)	1,027	63,048

Diversified Telecommunication Services - 0.9%
CenturyLink, Inc.(a)	1,807	63,480
tw telecom, inc.*	2,522	63,529
		127,009
Electric Utilities - 3.2%
Duke Energy Corp.(a)	871	63,226
FirstEnergy Corp.(a)	1,508	63,637
OGE Energy Corp.(a)	910	63,682
Pepco Holdings, Inc.(a)	2,964	63,430
PPL Corp.(a)	2,028	63,497
Southern Co./The	1,352	63,436
Xcel Energy, Inc.	2,132	63,320
		444,228
Electrical Equipment - 0.5%
Polypore International, Inc.*	1,586	63,726

Energy Equipment & Services - 2.7%
Bristow Group, Inc.(a)	962	63,434
CARBO Ceramics, Inc.	689	62,747
Core Laboratories N.V.(a)	455	62,753
Diamond Offshore Drilling, Inc.(a)	910	63,300
Dresser-Rand Group, Inc.(a)*	1,027	63,325
Dril-Quip, Inc.(a)*	728	63,460
		379,019
Food & Staples Retailing - 1.3%
CVS Caremark Corp.(a)	1,157	63,624
Sysco Corp.	1,794	63,095
Wal-Mart Stores, Inc.	845	63,231
		189,950
Food Products - 5.0%
Campbell Soup Co.(a)	1,404	63,685
ConAgra Foods, Inc.(a)	1,768	63,312
Flowers Foods, Inc.(a)	1,924	63,377
General Mills, Inc.(a)	1,287	63,462
H.J. Heinz Co.(a)	871	62,947
Hershey Co./The(a)	728	63,722
Hormel Foods Corp.(a)	1,560	64,459
Kellogg Co.(a)	988	63,657
McCormick & Co., Inc.(a)	858	63,106
Mondelez International, Inc., Class A(a)	2,067	63,271
TreeHouse Foods, Inc.*	975	63,521
		698,519
Gas Utilities - 0.4%
ONEOK, Inc.(a)	1,326	63,210

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories(a)	1,807	63,823
Haemonetics Corp.(a)*	1,521	63,365
		127,188
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.(a)	1,235	63,541
Cardinal Health, Inc.(a)	1,521	63,304

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of Shares	Value
Coventry Health Care, Inc.(a)	1,352	$63,584
DaVita HealthCare Partners, Inc.*	533	63,208
McKesson Corp.(a)	585	63,157
Owens & Minor, Inc.(a)	1,950	63,492
Quest Diagnostics, Inc.(a)	1,131	63,845
Tenet Healthcare Corp.*	1,339	63,710
WellPoint, Inc.	962	63,713
		571,554
Health Care Technology - 1.3%
Allscripts Healthcare Solutions, Inc.(a)*	4,654	63,248
Cerner Corp.(a)*	676	64,051
HMS Holdings Corp.(a)*	2,301	62,472
		189,771
Hotels, Restaurants & Leisure - 2.7%
Chipotle Mexican Grill, Inc.(a)*	195	63,545
McDonald's Corp.(a)	637	63,503
Penn National Gaming, Inc.(a)*	1,157	62,975
Starbucks Corp.	1,105	62,941
Wendy's Co./The	10,881	61,695
Yum! Brands, Inc.	884	63,595
		378,254
Household Durables - 0.5%
Garmin Ltd.	1,924	63,569

Household Products - 1.8%
Church & Dwight Co., Inc.(a)	988	63,854
Clorox Co./The(a)	715	63,299
Colgate-Palmolive Co.(a)	533	62,910
Kimberly-Clark Corp.(a)	650	63,687
		253,750
Industrial Conglomerates - 0.5%
3M Co.(a)	598	63,573

Insurance - 8.6%
Alleghany Corp.*	156	61,763
Allied World Assurance Co. Holdings AG(a)	689	63,884
Arch Capital Group Ltd.(a)*	1,222	64,240
Aspen Insurance Holdings Ltd.(a)	1,638	63,194
Axis Capital Holdings Ltd.(a)	1,534	63,845
Brown & Brown, Inc.(a)	1,989	63,728
Chubb Corp./The(a)	728	63,722
Endurance Specialty Holdings Ltd.(a)	1,339	64,018
Everest Re Group Ltd.	494	64,151
Fidelity National Financial, Inc., Class A(a)	2,522	63,630
HCC Insurance Holdings, Inc.(a)	1,521	63,928
Markel Corp.*	130	65,455
Mercury General Corp.(a)	1,664	63,115
PartnerRe Ltd.(a)	689	64,153
Progressive Corp./The(a)	2,522	63,731
RenaissanceRe Holdings Ltd.	689	63,381
Validus Holdings Ltd.	1,690	63,155
W.R. Berkley Corp.	1,443	64,026
Willis Group Holdings plc	1,612	63,658
		1,210,777
Internet Software & Services - 2.2%
AOL, Inc.(a)*	1,651	63,547
GOOGLE, Inc., Class A(a)*	78	61,934
j2 Global, Inc.(a)	1,612	63,207
VeriSign, Inc.*	1,339	63,308
Yahoo!, Inc.*	2,691	63,319
		315,315
IT Services - 4.5%
Amdocs Ltd.(a)	1,755	63,619
Automatic Data Processing, Inc.(a)	975	63,395
Broadridge Financial Solutions, Inc.(a)	2,561	63,615
Convergys Corp.(a)	3,705	63,096
DST Systems, Inc.(a)	897	63,929
Fidelity National Information Services, Inc.	1,599	63,352
Gartner, Inc.(a)*	1,170	63,660
Genpact Ltd.(a)	3,497	63,610
International Business Machines Corp.(a)	299	63,777
Paychex, Inc.(a)	1,807	63,372
		635,425
Life Sciences Tools & Services - 0.5%
Covance, Inc.(a)*	858	63,767

Media - 1.8%
AMC Networks, Inc., Class A(a)*	1,001	63,243
Madison Square Garden Co./The, Class A(a)*	1,092	62,899
Starz - Liberty Capital*	2,873	63,637
Washington Post Co./The, Class B.	143	63,921
		253,700
Metals & Mining - 1.8%
Allied Nevada Gold Corp.(a)*	3,874	63,766
Compass Minerals International, Inc.(a)	806	63,593
Newmont Mining Corp.(a)	1,521	63,715
Royal Gold, Inc.	897	63,714
		254,788
Multiline Retail - 1.8%
Dollar General Corp.(a)*	1,261	63,781
Dollar Tree, Inc.(a)*	1,313	63,589
Family Dollar Stores, Inc.(a)	1,079	63,715
Target Corp.	923	63,179
		254,264
Multi-Utilities - 1.8%
Consolidated Edison, Inc.(a)	1,040	63,471
MDU Resources Group, Inc.(a)	2,561	63,999
Public Service Enterprise Group, Inc.(a)	1,846	63,392
Wisconsin Energy Corp.	1,482	63,563
		254,425
Oil, Gas & Consumable Fuels - 3.6%
Cabot Oil & Gas Corp.(a)	936	63,283
Chevron Corp.(a)	533	63,331
EQT Corp.(a)	936	63,414
Exxon Mobil Corp.	702	63,257
HollyFrontier Corp.(a)	1,222	62,872
Kinder Morgan, Inc.(a)	1,638	63,358
McMoRan Exploration Co.(a)*	3,874	63,340
Tesoro Corp.	1,079	63,175
		506,030
Pharmaceuticals - 2.3%
Actavis, Inc.(a)*	689	63,464
Bristol-Myers Squibb Co.(a)	1,547	63,721
Johnson & Johnson(a)	780	63,593
Merck & Co., Inc.(a)	1,443	63,824

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of Shares	Value
Pfizer, Inc.(a)	2,197	$63,406
		318,008
Professional Services - 0.9%
Towers Watson & Co., Class A	910	63,081
Verisk Analytics, Inc., Class A*	1,040	64,095
		127,176
Real Estate Investment Trusts (REITs) - 8.6%
American Campus Communities, Inc.(a)	1,391	63,068
American Tower Corp.(a)	819	62,998
Annaly Capital Management, Inc.(a)	4,004	63,624
Camden Property Trust(a)	923	63,392
CommonWealth REIT	2,847	63,887
Equity Residential(a)	1,157	63,704
Essex Property Trust, Inc.(a)	416	62,641
Federal Realty Investment Trust(a)	585	63,203
Geo Group, Inc./The(a)	1,690	63,578
Hatteras Financial Corp.(a)	2,301	63,116
HCP, Inc.(a)	1,274	63,522
Health Care REIT, Inc.(a)	936	63,564
Home Properties, Inc.(a)	1,001	63,483
Mid-America Apartment Communities, Inc.(a)	910	62,845
National Retail Properties, Inc.(a)	1,755	63,478
Realty Income Corp.	1,404	63,671
Senior Housing Properties Trust.	2,366	63,480
Tanger Factory Outlet Centers	1,755	63,496
Ventas, Inc.	871	63,757
		1,204,507
Road & Rail - 1.4%
J.B. Hunt Transport Services, Inc.(a)	858	63,904
Old Dominion Freight Line, Inc.(a)*	1,651	63,068
Werner Enterprises, Inc.	2,626	63,392
		190,364
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.(a)	2,899	63,343
Silicon Laboratories, Inc.*	1,547	63,984
		127,327
Software - 2.7%
ANSYS, Inc.(a)*	780	63,508
BMC Software, Inc.(a)*	1,365	63,241
Intuit, Inc.(a)	962	63,155
Mentor Graphics Corp.(a)	3,523	63,590
Solera Holdings, Inc.	1,092	63,696
Synopsys, Inc.*	1,781	63,902
		381,092
Specialty Retail - 1.8%
AutoZone, Inc.(a)*	156	61,896
O'Reilly Automotive, Inc.(a)*	611	62,658
PetSmart, Inc.	1,014	62,970
TJX Cos., Inc.	1,352	63,206
		250,730
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.(a)	5,226	63,078

Tobacco - 1.4%
Altria Group, Inc.(a)	1,846	63,484
Lorillard, Inc.(a)	1,573	63,470
Reynolds American, Inc.(a)	1,430	63,621
		190,575
Trading Companies & Distributors - 0.4%
Fastenal Co.(a)	1,235	63,417

Wireless Telecommunication Services - 0.5%
SBA Communications Corp., Class A*	884	63,666

Total Common Stocks Held Long
(Cost $11,278,146)		12,690,783

Securities Sold Short - (90.2%)
Aerospace & Defense - (0.5%)
Spirit Aerosystems Holdings, Inc., Class A*	(3,354)	(63,692)

Auto Components - (2.7%)
BorgWarner, Inc.*	(819)	(63,341)
Dana Holding Corp.	(3,549)	(63,279)
Goodyear Tire & Rubber Co./The*	(5,044)	(63,605)
Tenneco, Inc.*	(1,625)	(63,879)
TRW Automotive Holdings Corp.*	(1,157)	(63,635)
Visteon Corp.*	(1,105)	(63,758)
		(381,497)
Beverages - (0.5%)
Constellation Brands, Inc., Class A*	(1,339)	(63,790)

Biotechnology - (2.3%)
Cepheid, Inc.*	(1,638)	(62,850)
Medivation, Inc.*	(1,352)	(63,233)
Regeneron Pharmaceuticals, Inc.*	(364)	(64,210)
Seattle Genetics, Inc.*	(1,781)	(63,243)
United Therapeutics Corp.*	(1,040)	(63,305)
		(316,841)
Building Products - (1.8%)
Fortune Brands Home & Security, Inc.*	(1,703)	(63,743)
Masco Corp.	(3,133)	(63,443)
Owens Corning*	(1,599)	(63,049)
USG Corp.*	(2,392)	(63,245)
		(253,480)
Capital Markets - (5.4%)
Affiliated Managers Group, Inc.*	(416)	(63,885)
Ameriprise Financial, Inc.	(858)	(63,192)
Bank of New York Mellon Corp./The	(2,262)	(63,313)
Charles Schwab Corp./The	(3,575)	(63,242)
E*TRADE Financial Corp.*	(5,954)	(63,767)
Eaton Vance Corp.	(1,521)	(63,623)
Goldman Sachs Group, Inc./The	(429)	(63,127)
Invesco Ltd.	(2,184)	(63,249)
Janus Capital Group, Inc.	(6,747)	(63,422)
Morgan Stanley	(2,873)	(63,149)
Stifel Financial Corp.*	(1,820)	(63,099)
Waddell & Reed Financial, Inc., Class A	(1,443)	(63,175)
		(760,243)
Chemicals - (2.7%)
Chemtura Corp.*	(2,938)	(63,490)
Eastman Chemical Co.	(910)	(63,582)
Huntsman Corp.	(3,432)	(63,801)
LyondellBasell Industries N.V., Class A	(1,001)	(63,353)
Rockwood Holdings, Inc.	(962)	(62,953)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of Shares	Value
Valspar Corp.	(1,014)	$(63,122)
		(380,301)
Commercial Banks - (4.1%)
Comerica, Inc.	(1,768)	(63,559)
Huntington Bancshares, Inc./OH	(8,541)	(63,118)
Regions Financial Corp.	(7,774)	(63,669)
SunTrust Banks, Inc.	(2,210)	(63,670)
Susquehanna Bancshares, Inc.	(5,083)	(63,182)
SVB Financial Group*	(897)	(63,633)
Synovus Financial Corp.	(23,062)	(63,882)
Webster Financial Corp.	(2,613)	(63,391)
Zions Bancorp	(2,535)	(63,350)
		(571,454)
Communications Equipment - (3.1%)
Aruba Networks, Inc.*	(2,548)	(63,038)
Ciena Corp.*	(3,952)	(63,272)
F5 Networks, Inc.*	(715)	(63,692)
JDS Uniphase Corp.*	(4,758)	(63,614)
Juniper Networks, Inc.*	(3,380)	(62,665)
Polycom, Inc.*	(5,720)	(63,378)
Riverbed Technology, Inc.*	(4,251)	(63,382)
		(443,041)
Computers & Peripherals - (0.5%)
SanDisk Corp.*	(1,157)	(63,635)

Construction & Engineering - (1.8%)
AECOM Technology Corp.*	(1,937)	(63,534)
Fluor Corp.	(962)	(63,809)
Foster Wheeler AG*	(2,769)	(63,272)
KBR, Inc.	(1,950)	(62,556)
		(253,171)
Construction Materials - (0.9%)
Eagle Materials, Inc.	(949)	(63,232)
Vulcan Materials Co.	(1,235)	(63,849)
		(127,081)
Consumer Finance - (0.4%)
Capital One Financial Corp.	(1,157)	(63,577)

Containers & Packaging - (0.5%)
Owens-Illinois, Inc.*	(2,392)	(63,747)

Diversified Consumer Services - (0.4%)
Sotheby's	(1,690)	(63,223)

Diversified Financial Services - (1.8%)
Bank of America Corp.	(5,200)	(63,336)
Citigroup, Inc.	(1,430)	(63,263)
JPMorgan Chase & Co.	(1,339)	(63,549)
Leucadia National Corp.	(2,314)	(63,473)
		(253,621)
Diversified Telecommunication Services - (0.4%)
Level 3 Communications, Inc.*	(3,120)	(63,305)

Electric Utilities - (1.8%)
Cleco Corp.	(1,352)	(63,585)
Edison International	(1,261)	(63,453)
NV Energy, Inc.	(3,159)	(63,275)
Portland General Electric Co.	(2,080)	(63,086)
		(253,399)
Electronic Equipment, Instruments & Components - (1.4%)
Jabil Circuit, Inc.	(3,432)	(63,424)
Trimble Navigation Ltd.*	(2,145)	(64,264)
Vishay Intertechnology, Inc.*	(4,654)	(63,341)
		(191,029)
Energy Equipment & Services - (3.1%)
Helix Energy Solutions Group, Inc.*	(2,743)	(62,760)
Lufkin Industries, Inc.	(949)	(63,004)
McDermott International, Inc.*	(5,785)	(63,577)
Nabors Industries Ltd.	(3,887)	(63,047)
Oil States International, Inc.*	(780)	(63,625)
Superior Energy Services, Inc.*	(2,431)	(63,133)
Weatherford International Ltd.*	(5,174)	(62,812)
		(441,958)
Gas Utilities - (1.4%)
AGL Resources, Inc.	(1,508)	(63,260)
National Fuel Gas Co.	(1,040)	(63,804)
UGI Corp.	(1,651)	(63,382)
		(190,446)
Health Care Equipment & Supplies - (2.3%)
Alere, Inc.*	(2,483)	(63,391)
Boston Scientific Corp.*	(8,164)	(63,761)
Hill-Rom Holdings, Inc.	(1,807)	(63,642)
Hologic, Inc.*	(2,821)	(63,755)
Sirona Dental Systems, Inc.*	(858)	(63,260)
		(317,809)
Health Care Providers & Services - (2.7%)
Brookdale Senior Living, Inc.*	(2,275)	(63,427)
Community Health Systems, Inc.	(1,326)	(62,839)
Health Net, Inc.*	(2,223)	(63,622)
HealthSouth Corp.*	(2,418)	(63,763)
LifePoint Hospitals, Inc.*	(1,300)	(62,998)
Universal Health Services, Inc., Class B	(1,001)	(63,934)
		(380,583)
Hotels, Restaurants & Leisure - (3.6%)
Hyatt Hotels Corp., Class A*	(1,469)	(63,505)
Las Vegas Sands Corp.	(1,131)	(63,732)
Marriott International, Inc., Class A	(1,495)	(63,134)
MGM Resorts International*	(4,823)	(63,422)
Royal Caribbean Cruises Ltd.	(1,898)	(63,052)
Starwood Hotels & Resorts Worldwide, Inc.	(988)	(62,965)
Wyndham Worldwide Corp.	(988)	(63,706)
Wynn Resorts Ltd.	(507)	(63,456)
		(506,972)
Household Durables - (4.1%)
D.R. Horton, Inc.	(2,626)	(63,812)
Harman International Industries, Inc.	(1,417)	(63,241)
Lennar Corp., Class A	(1,534)	(63,630)
MDC Holdings, Inc.	(1,729)	(63,368)
Mohawk Industries, Inc.*	(559)	(63,234)
PulteGroup, Inc.*	(3,146)	(63,675)
Ryland Group, Inc./The	(1,521)	(63,304)
Toll Brothers, Inc.*	(1,846)	(63,207)
Whirlpool Corp.	(533)	(63,139)
		(570,610)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of Shares	Value
Independent Power Producers & Energy Traders - (0.9%)
AES Corp./The	(5,018)	$(63,076)
NRG Energy, Inc.	(2,405)	(63,709)
		(126,785)
Insurance - (4.5%)
American International Group, Inc.*	(1,638)	(63,587)
Assured Guaranty Ltd.	(3,094)	(63,767)
CNO Financial Group, Inc.	(5,525)	(63,261)
Genworth Financial, Inc., Class A*	(6,370)	(63,700)
Hartford Financial Services Group, Inc.	(2,470)	(63,726)
Lincoln National Corp.	(1,950)	(63,590)
MetLife, Inc.	(1,664)	(63,265)
Principal Financial Group, Inc.	(1,872)	(63,704)
Protective Life Corp.	(1,768)	(63,295)
Prudential Financial, Inc.	(1,079)	(63,650)
		(635,545)
Internet & Catalog Retail - (1.3%)
Amazon.com, Inc.*	(234)	(62,359)
Expedia, Inc.	(1,053)	(63,190)
priceline.com, Inc.*	(91)	(62,602)
		(188,151)
Leisure Equipment & Products - (0.5%)
Brunswick Corp.	(1,859)	(63,615)

Life Sciences Tools & Services - (0.5%)
Life Technologies Corp.*	(988)	(63,854)

Machinery - (5.9%)
Actuant Corp., Class A	(2,067)	(63,292)
AGCO Corp.	(1,209)	(63,013)
Cummins, Inc.	(546)	(63,232)
Harsco Corp.	(2,561)	(63,436)
Joy Global, Inc.	(1,066)	(63,448)
Kennametal, Inc.	(1,625)	(63,440)
Manitowoc Co., Inc./The	(3,081)	(63,345)
Oshkosh Corp.*	(1,482)	(62,970)
SPX Corp.	(806)	(63,642)
Terex Corp.*	(1,846)	(63,539)
Timken Co.	(1,118)	(63,257)
Trinity Industries, Inc.	(1,391)	(63,054)
WABCO Holdings, Inc.*	(897)	(63,319)
		(822,987)
Media - (2.3%)
Cablevision Systems Corp., Class A	(4,277)	(63,984)
CBS Corp., Class B	(1,352)	(63,125)
Gannett Co., Inc.	(2,899)	(63,401)
Interpublic Group of Cos., Inc./The	(4,862)	(63,352)
Live Nation Entertainment, Inc.*	(5,109)	(63,198)
		(317,060)
Metals & Mining - (1.3%)
Allegheny Technologies, Inc.	(2,002)	(63,483)
Steel Dynamics, Inc.	(3,978)	(63,131)
Worthington Industries, Inc.	(2,028)	(62,828)
		(189,442)
Oil, Gas & Consumable Fuels - (4.9%)
Alpha Natural Resources, Inc.*	(7,722)	(63,398)
Cobalt International Energy, Inc.*	(2,249)	(63,422)
Concho Resources, Inc.*	(650)	(63,329)
Continental Resources, Inc.*	(728)	(63,285)
Denbury Resources, Inc.*	(3,380)	(63,037)
Newfield Exploration Co.*	(2,821)	(63,247)
Oasis Petroleum, Inc.*	(1,677)	(63,843)
Pioneer Natural Resources Co.	(507)	(62,995)
Spectra Energy Corp.	(2,054)	(63,161)
Teekay Corp.	(1,768)	(63,577)
Whiting Petroleum Corp.*	(1,235)	(62,787)
		(696,081)
Paper & Forest Products - (0.4%)
Louisiana-Pacific Corp.*	(2,938)	(63,461)

Pharmaceuticals - (0.4%)
Hospira, Inc.*	(1,937)	(63,592)

Professional Services - (0.4%)
Manpower, Inc.	(1,118)	(63,413)

Real Estate Investment Trusts (REITs) - (1.4%)
DiamondRock Hospitality Co.	(6,799)	(63,299)
Host Hotels & Resorts, Inc.	(3,627)	(63,436)
Weyerhaeuser Co.	(2,028)	(63,639)
		(190,374)
Real Estate Management & Development - (1.4%)
CBRE Group, Inc., Class A*	(2,535)	(64,009)
Forest City Enterprises, Inc., Class A*	(3,575)	(63,528)
Jones Lang LaSalle, Inc.	(637)	(63,324)
		(190,861)
Road & Rail - (1.8%)
Avis Budget Group, Inc.*	(2,288)	(63,675)
Hertz Global Holdings, Inc.*	(2,860)	(63,663)
Kansas City Southern	(572)	(63,435)
Ryder System, Inc.	(1,053)	(62,917)
		(253,690)
Semiconductors & Semiconductor Equipment - (4.5%)
Atmel Corp.*	(9,139)	(63,607)
Cavium, Inc.*	(1,638)	(63,571)
Cypress Semiconductor Corp.*	(5,746)	(63,378)
Fairchild Semiconductor International, Inc.*	(4,472)	(63,234)
International Rectifier Corp.*	(2,977)	(62,963)
Marvell Technology Group Ltd.	(6,032)	(63,819)
Micron Technology, Inc.*	(6,344)	(63,313)
ON Semiconductor Corp.*	(7,657)	(63,400)
Skyworks Solutions, Inc.*	(2,886)	(63,579)
Teradyne, Inc.*	(3,913)	(63,469)
		(634,333)
Software - (1.8%)
Autodesk, Inc.*	(1,534)	(63,262)
Citrix Systems, Inc.*	(884)	(63,789)
PTC INC*	(2,483)	(63,292)
QLIK Technologies, Inc.*	(2,444)	(63,129)
		(253,472)
Specialty Retail - (3.6%)
Abercrombie & Fitch Co., Class A	(1,378)	(63,664)
Advance Auto Parts, Inc.	(767)	(63,393)
American Eagle Outfitters, Inc.	(3,393)	(63,449)
Ascena Retail Group, Inc.*	(3,406)	(63,181)
Best Buy Co., Inc.	(2,847)	(63,061)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Number
	of Shares	Value
Guess?, Inc.	(2,561)	$(63,590)
Pier 1 Imports, Inc.	(2,743)	(63,089)
Staples, Inc.	(4,745)	(63,725)
		(507,152)
Textiles, Apparel & Luxury Goods - (0.9%)
Fossil, Inc.*	(663)	(64,046)
Ralph Lauren Corp.	(377)	(63,830)
		(127,876)
Trading Companies & Distributors - (0.9%)
United Rentals, Inc.*	(1,157)	(63,600)
WESCO International, Inc.*	(871)	(63,244)
		(126,844)
Wireless Telecommunication Services - (0.4%)
Telephone & Data Systems, Inc.	(2,990)	(62,999)

Total Securities Sold Short
(Proceeds Received $10,918,176)		(12,680,092)
Other assets less liabilities — 99.9%		14,051,255
Net Assets — 100.0%		$14,061,946

*	Non-income producing security.

(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2013, the aggregate amount held in a segregated account was $9,802,785.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,595,665
Aggregate gross unrealized depreciation	(2,254,758)
Net unrealized depreciation	$(659,093)
Federal income tax cost of investments	$669,784

Total Return Swap Agreements

						Net
						Unrealized
		Expiration				Appreciation/
Notional Amount		Date	Counterparty	Fund Pays	Fund Receives	(Depreciation)
					Dow Jones U.S. Thematic
					Market Neutral Anti-Beta
1,079,609	USD	10/03/2013	Morgan Stanley	0.65%	Index	$315,092
				Dow Jones U.S.
				Thematic Market Neutral
(1,119,101)	USD	10/03/2013	Morgan Stanley	Anti-Beta Index	(0.05)%	(273,243)
						$41,849

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedule of Investments

March 31, 2013 (Unaudited)

1.	Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust currently consists of four series (collectively the “Funds” or individually the “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives

2.	Basis of Presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation guidelines which are approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value.

Generally, the Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees) and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Fair Value Measurements and Disclosures — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. The standard clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. The standard was effective for annual periods beginning after December 15, 2011 and is to be applied prospectively.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2013 (Unaudited)

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1—	Quoted prices in active markets for identical assets.
• Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3—	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2013, for each Fund based upon the three levels defined above:

	LEVEL 1 -	LEVEL 2 -
	Quoted Prices	Other Significant Observable Inputs
	Common	Swap
	Stocks	Agreements*	Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$1,113,795	$44,426	$1,158,221
Liabilities:	(1,112,504)	(22,443)	(1,134,947)
Totals:	$1,291	$21,983	$23,274
QuantShares U.S. Market Neutral Value Fund
Assets:	$3,494,336	$112,750	$3,607,086
Liabilities:	(3,488,663)	(44,571)	(3,533,234)
Totals:	$5,673	$68,179	$73,852
QuantShares U.S. Market Neutral Size Fund
Assets:	$3,449,274	$133,628	$3,582,902
Liabilities:	(3,447,346)	(87,339)	(3,534,685)
Totals:	$1,928	$46,289	$48,217
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$12,690,783	$315,092	$13,005,875
Liabilities:	(12,680,092)	(273,243)	(12,953,335)
Totals:	$10,691	$41,849	$52,540

*The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended March 31, 2013, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no transfers between Level 1 and Level 2 for the period ending March 31, 2013.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2013 (Unaudited)

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax-free income status under the Internal Revenue Code of 1986 and failing to maintain exempt status under the 1940 Act.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Swaps

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2013 (Unaudited)

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one period, the term of each repurchase agreement will always be less than one period. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

3.	Principal Risks

Momentum Risk: For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had high total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Value Risk: For the QuantShares U.S. Market Neutral Value Fund, value factor investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a Fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Size Risk: For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a Fund using a size strategy may suffer.

Anti-Beta Risk: For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Index is concentrated in a particular industry, a Fund also will be concentrated in that industry, which may subject a Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures to more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a ‘‘bull’’ market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William DeRoche
William DeRoche
President
May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William DeRoche
William DeRoche
President
May 24, 2013

By:	/s/ William C. Cox
William C. Cox
Principal Financial Officer and Treasurer
May 24, 2013